                                                                               .
                                                                               .
                                                                               .

           NYLIAC PINNACLE VUL AND NYLIAC PINNACLE SVUL ANNUAL REPORT

                               DECEMBER 31, 2005

                               TABLE OF CONTENTS

President's Letter..........................................       3
Performance Summary.........................................       4
NYLIAC Variable Universal Life Separate Account-I...........       7
  Statement of Assets and Liabilities.......................       8
  Statement of Operations...................................      20
  Statement of Changes in Net Assets........................      26
  Notes to Financial Statements.............................      34
  Report of Independent Registered Public Accounting Firm...      84
The Annual Report for the MainStay VP Series Fund, Inc.
  Balanced--Initial Class*
  Basic Value--Initial Class (formerly MainStay VP Dreyfus
    Large Company Value--Initial Class)
  Bond--Initial Class
  Capital Appreciation--Initial Class
  Cash Management
  Common Stock--Initial Class
  Convertible--Initial Class
  Developing Growth--Initial Class (formerly MainStay VP
    Lord Abbett Developing Growth--Initial Class)*
  Floating Rate--Initial Class
  Government--Initial Class
  High Yield Corporate Bond--Initial Class
  Income & Growth--Initial Class (formerly MainStay VP
    American Century Income & Growth--Initial Class)
  International Equity--Initial Class*
  Large Cap Growth--Initial Class (formerly MainStay VP
    Growth--Initial Class)
  Mid Cap Core--Initial Class*
  Mid Cap Growth--Initial Class*
  Mid Cap Value--Initial Class*
  S&P 500 Index(R)--Initial Class
  Small Cap Growth--Initial Class*
  Total Return--Initial Class
  Value--Initial Class
  *The MainStay VP Balanced--Initial Class, Developing
   Growth--Initial Class, International Equity--Initial
   Class, Mid Cap Core--Initial Class, Mid Cap
   Growth--Initial Class, Mid Cap Value--Initial Class and
   Small Cap Growth--Initial Class are not available under
   the Pinnacle VUL and Pinnacle SVUL policies.
The Annual Reports for the Portfolios listed below follow:
  Alger American Leveraged AllCap--Class O Shares
  Alger American Small Capitalization--Class O Shares
  American Century(R) VP Inflation Protection--Class II
  American Century(R) VP International--Class II
  American Century(R) VP Value--Class II
  Dreyfus IP Technology Growth--Initial Shares
  Dreyfus VIF Developing Leaders--Initial Shares
  Fidelity(R) VIP Contrafund(R)--Initial Class
  Fidelity(R) VIP Equity-Income--Initial Class
  Fidelity(R) VIP Growth--Initial Class
  Fidelity(R) VIP Index 500--Initial Class
  Fidelity(R) VIP Investment Grade Bond--Initial Class
  Fidelity(R) VIP Mid-Cap--Initial Class
  Fidelity(R) VIP Overseas--Initial Class
  Janus Aspen Series Balanced--Institutional Shares
  Janus Aspen Series Mid Cap Growth--Institutional Shares
  Janus Aspen Series Worldwide Growth--Institutional Shares
  MFS(R) Investors Trust Series--Initial Class
  MFS(R) New Discovery Series--Initial Class
  MFS(R) Research Series--Initial Class
  MFS(R) Utilities Series--Initial Class
  Neuberger Berman AMT Mid-Cap Growth--Class I
  PIMCO Global Bond--Administrative Class Shares
  PIMCO Low Duration--Administrative Class Shares
  PIMCO Real Return--Administrative Class Shares
  PIMCO Total Return--Administrative Class Shares
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Limited-Term Bond Portfolio
  Van Eck Worldwide Absolute Return
  Van Eck Worldwide Hard Assets
  Van Kampen UIF Emerging Markets Debt--Class I
  Van Kampen UIF Emerging Markets Equity--Class I
  Van Kampen UIF U.S. Real Estate--Class I

  Supplements to May 2005 Prospectuses

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2005 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of portfolio performance.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2006

NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE (VUL) AND
NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
PERFORMANCE SUMMARY(1)
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                PORTFOLIO                                                    SINCE
                                                INCEPTION     YEAR       1        3        5        10     PORTFOLIO
INVESTMENT DIVISION(2)                           DATE(3)     TO DATE    YEAR    YEARS    YEARS    YEARS    INCEPTION
MainStay VP Basic Value--Initial Class
  (formerly MainStay VP Dreyfus Large Company
  Value--Initial Class)                           5/1/1998     5.44%     5.44%   14.53%    2.05%     N/A      3.42%
MainStay VP Bond--Initial Class                  1/23/1984     2.18%     2.18%    3.59%    5.87%    5.79%     8.51%
MainStay VP Capital Appreciation--Initial
  Class                                          1/29/1993     8.41%     8.41%   12.77%   -5.30%    5.62%     7.99%
MainStay VP Cash Management--Current 7-day
  yield as of 12/31/05 is 5.74%(4)               1/29/1993     2.96%     2.96%    1.49%    1.93%    3.58%     3.68%
MainStay VP Common Stock--Initial Class          1/23/1984     7.70%     7.70%   14.71%   -1.06%    9.05%    10.72%
MainStay VP Convertible--Initial Class           10/1/1996     6.59%     6.59%   11.40%    4.49%     N/A      8.37%
MainStay VP Floating Rate--Initial Class          5/2/2005      N/A       N/A      N/A      N/A      N/A      2.10%
MainStay VP Government--Initial Class            1/29/1993     2.38%     2.38%    2.53%    4.77%    5.44%     5.73%
MainStay VP High Yield Corporate Bond--Initial
  Class                                           5/1/1995     2.94%     2.94%   16.53%   11.12%    9.36%     9.72%
MainStay VP Income & Growth--Initial Class
  (formerly MainStay VP American Century
  Income & Growth--Initial Class)                 5/1/1998     4.69%     4.69%   14.92%    2.25%     N/A      3.33%
MainStay VP Large Cap Growth--Initial Class
  (formerly MainStay VP Growth--Initial Class)    5/1/1998     4.35%     4.35%    9.28%   -4.80%     N/A      4.22%
MainStay VP S&P 500 Index(R)--Initial Class(5)   1/29/1993     4.77%     4.77%   14.06%    0.29%    8.78%    10.11%
MainStay VP Total Return--Initial Class          1/29/1993     6.50%     6.50%   10.68%    0.20%    6.62%     7.95%
MainStay VP Value--Initial Class                  5/1/1995     6.24%     6.24%   14.62%    3.60%    7.85%     8.90%
Alger American Leveraged AllCap--Class O
  Shares                                         1/25/1995    14.45%    14.45%   18.60%   -1.51%   10.13%    14.92%
Alger American Small Capitalization--Class O
  Shares                                         9/21/1988    16.88%    16.88%   24.71%    0.17%    3.51%    11.16%
American Century VP Inflation
  Protection--Class II                          12/31/2002     1.56%     1.56%    4.31%     N/A      N/A      4.31%
American Century VP International--Class II      8/15/2001    13.11%    13.11%   17.31%     N/A      N/A      3.89%
American Century VP Value--Class II              8/14/2001     4.85%     4.85%   15.53%     N/A      N/A      7.83%
Dreyfus IP Technology Growth--Initial Shares     8/31/1999     3.78%     3.78%   16.32%   -8.60%     N/A     -4.96%
Dreyfus VIF Developing Leaders--Initial Shares   8/31/1990     5.80%     5.80%   15.76%    3.33%    8.01%    22.70%
Fidelity(R) VIP Contrafund(R)--Initial Class      1/3/1995    16.94%    16.94%   20.15%    6.64%   12.09%    14.36%
Fidelity(R) VIP Equity-Income--Initial Class     10/9/1986     5.87%     5.87%   15.45%    3.97%    8.63%    10.86%
Fidelity(R) VIP Growth--Initial Class            10/9/1986     5.80%     5.80%   13.26%   -3.52%    7.29%    10.84%
Fidelity(R) VIP Index 500--Initial Class         8/27/1992     4.82%     4.82%   14.19%    0.35%    8.81%    10.43%
Fidelity(R) VIP Investment Grade Bond--Initial
  Class                                          12/5/1988     2.19%     2.19%    3.94%    6.09%    6.12%     7.27%
Fidelity(R) VIP Mid-Cap--Initial Class          12/28/1998    18.30%    18.30%   27.01%   12.32%     N/A     20.39%
Fidelity(R) VIP Overseas--Initial Class          1/28/1987    19.11%    19.11%   24.71%    4.03%    7.18%     7.24%
Janus Aspen Series Balanced--Institutional
  Shares                                         9/13/1993     7.95%     7.95%   10.14%    3.57%   10.89%    11.45%
Janus Aspen Series Mid Cap
  Growth--Institutional Shares                   9/13/1993    12.31%    12.31%   22.36%   -4.38%    7.21%    10.76%
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   9/13/1993     5.87%     5.87%   11.21%   -4.49%    8.40%    10.59%
MFS(R) Investors Trust Series--Initial Class     10/9/1995     7.31%     7.31%   13.44%   -0.62%    7.40%     7.90%
MFS(R) New Discovery Series--Initial Class        5/1/1998     5.25%     5.25%   14.45%   -0.54%     N/A      7.09%
MFS(R) Research Series--Initial Class            7/26/1995     7.80%     7.80%   15.91%   -1.54%    7.09%     7.82%
MFS(R) Utilities Series--Initial Class            1/3/1995    16.84%    16.84%   27.39%    3.89%   12.06%    13.91%
Neuberger Berman AMT Mid-Cap Growth--Class I     11/3/1997    13.74%    13.74%   19.21%   -2.04%     N/A      9.50%
PIMCO Global Bond--Administrative Class Shares   1/10/2002    -6.62%    -6.62%    5.72%     N/A      N/A      9.27%
PIMCO Low Duration--Administrative Class
  Shares                                         2/16/1999     1.01%     1.01%    1.73%    3.94%     N/A      4.31%
PIMCO Real Return--Administrative Class Shares   9/30/1999     2.09%     2.09%    6.57%    9.34%     N/A      9.68%
PIMCO Total Return--Administrative Class
  Shares                                        12/31/1997     2.45%     2.45%    4.12%    5.94%     N/A      5.94%
T. Rowe Price Equity Income Portfolio            3/31/1994     3.92%     3.92%   14.44%    5.73%   10.04%    11.92%
T. Rowe Price Limited-Term Bond Portfolio        5/13/1994     1.74%     1.74%    2.36%    4.17%    4.80%     5.19%
Van Eck Worldwide Absolute Return                 5/1/2003     0.20%     0.20%     N/A      N/A      N/A      0.04%
Van Eck Worldwide Hard Assets                     9/1/1989    51.67%    51.67%   39.73%   18.87%    9.88%     8.66%
Van Kampen UIF Emerging Markets Debt--Class I    6/16/1997    12.25%    12.25%   16.46%   13.69%     N/A      8.30%
Van Kampen UIF Emerging Markets Equity--Class
  I                                              10/1/1996    33.85%    33.85%   35.11%   16.01%     N/A      6.95%
Van Kampen UIF U.S. Real Estate--Class I          3/3/1997    17.05%    17.05%   29.97%   19.06%     N/A     14.10%
--------------------------------------------------------------------------------------------------------------------

(1)
 PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT HTTP://WWW.NEWYORKLIFE.COM.

 Performance reflects the percentage change for the period shown with capital gains and dividends reinvested. Performance reflects the deduction of portfolio investment management and operating expenses. It does not reflect the policy's sales expense charge, state and federal tax charge, monthly contract charge per $1,000 of face amount charge, mortality and expense risk charge and cost of insurance charges. Had these expenses been deducted, total returns would be lower. Consequently, the returns shown are greater than actual returns that would have been achieved under the policy during the periods shown.

 Please see the hypothetical illustrations within the product prospectus that show the impact of fees and charges on the policy over time. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, including the cost of insurance, gender, age and underwriting classification of the insured.

 FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT www.newyorklife.com. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

 The advisors to some of the Investment Divisions have assumed or reduced some of those portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

(2)
 The Investment Divisions offered through NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL are different from mutual funds that may have similar names but are available directly to the public. Investment results will differ.

(3)
 The Inception Date is the date the underlying portfolio was established, not the date the portfolio was added as an Investment Division to the Separate Account. NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL were first introduced for sale on 6/11/01. For the period from the Inception Date, until June 11, 2001, values assume that the NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL policies were available, which they were not.

(4)
 AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO.

(5)
 MainStay VP S&P 500 Index(R) Portfolio--The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index(R) Portfolio. The MainStay VP S&P 500 Index(R) Portfolio is not sponsored, endorsed, sold or promoted by Standards & Poor's and Standard's and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index(R) Portfolio. Investors cannot directly purchase an index.

 NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life are issued by New York Life Insurance and Annuity Corporation (A Delaware Company) and distributed by NYLIFE Distributors LLC, member NASD/SIPC, wholly owned subsidiaries of New York Life Insurance Company, 51 Madison Ave., NY, NY 10010.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                            BALANCED--     BASIC VALUE--        BOND--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  9,681,777     $  9,978,361     $ 27,588,100
  Dividends due and accrued.............................         11,402               --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................         13,800           12,763           17,837

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         11,850           10,282           32,107
    Administrative charges..............................          1,787              520            3,253
                                                           ------------     ------------     ------------
      Total net assets..................................   $  9,693,342     $  9,980,322     $ 27,570,577
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  2,296,162     $  2,171,471     $ 13,133,595
    Group 2 Policies....................................      1,091,570        5,881,042       10,206,965
    Group 3 Policies....................................             --          131,570          378,919
    Group 4 Policies....................................      1,039,568        1,796,239        3,851,098
    Net assets retained in the Separate Account by New
      York Life Insurance and Annuity Corporation.......      5,266,042               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $  9,693,342     $  9,980,322     $ 27,570,577
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      10.53     $      11.07     $      19.15
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      10.55     $      11.83     $      14.19
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $      12.40     $      12.21
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      10.58     $      12.49     $      11.91
                                                           ============     ============     ============
Identified Cost of Investment...........................   $  9,416,286     $  8,636,403     $ 28,451,399
                                                           ============     ============     ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

     MAINSTAY VP                       MAINSTAY VP                                                           MAINSTAY VP
       CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP        HIGH YIELD
    APPRECIATION--        CASH           STOCK--       CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--    CORPORATE BOND--
    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------
     $234,947,773     $ 33,892,955     $103,174,769     $ 34,309,226     $ 24,918,878      $ 20,101,464      $ 91,809,265
               --          183,057               --               --          122,035                --                --
          (46,646)         (15,409)         (32,257)          15,885           16,977            20,231           (21,903)

          318,739           34,345          134,472           37,305           36,451            23,321           108,970
           41,631            3,405           15,841            2,602            5,968             2,648            12,806
     ------------     ------------     ------------     ------------     ------------      ------------      ------------
     $234,540,757     $ 34,022,853     $102,992,199     $ 34,285,204     $ 25,015,471      $ 20,095,726      $ 91,665,586
     ============     ============     ============     ============     ============      ============      ============
     $171,702,203     $ 13,393,765     $ 65,299,570     $ 10,736,789     $  1,045,722      $ 10,876,801      $ 51,364,906
       57,246,495       10,937,113       32,780,957       17,963,329          594,123         6,082,056        25,483,400
          287,214        3,214,386          437,267          287,474               --           185,190           557,752
        5,304,845        6,477,589        4,474,405        5,297,612          340,379         2,951,679        14,259,528
               --               --               --               --       23,035,247                --                --
     ------------     ------------     ------------     ------------     ------------      ------------      ------------
     $234,540,757     $ 34,022,853     $102,992,199     $ 34,285,204     $ 25,015,471      $ 20,095,726      $ 91,665,586
     ============     ============     ============     ============     ============      ============      ============
     $      21.11     $       1.44     $      28.86     $      19.60     $      10.16      $      17.92      $      24.99
     ============     ============     ============     ============     ============      ============      ============
     $       8.00     $       1.14     $      10.89     $      13.81     $      10.18      $      13.82      $      16.03
     ============     ============     ============     ============     ============      ============      ============
     $      10.21     $       1.07     $      11.03     $      13.09     $         --      $      11.72      $      16.25
     ============     ============     ============     ============     ============      ============      ============
     $      11.46     $       1.05     $      12.62     $      13.21     $      10.21      $      11.50      $      15.50
     ============     ============     ============     ============     ============      ============      ============
     $218,433,831     $ 33,892,401     $104,988,094     $ 30,091,666     $ 24,937,523      $ 20,971,131      $ 88,025,246
     ============     ============     ============     ============     ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                             INCOME &      INTERNATIONAL      LARGE CAP
                                                             GROWTH--         EQUITY--         GROWTH--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  8,045,243     $ 35,683,594     $ 17,537,003
  Dividends due and accrued.............................             --               --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................          1,454         (156,150)          14,516

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................          8,180           40,128           19,562
    Administrative charges..............................            467            4,672              760
                                                           ------------     ------------     ------------
  Total net assets......................................   $  8,038,050     $ 35,482,644     $ 17,531,197
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  1,909,219     $ 19,432,992     $  3,170,059
    Group 2 Policies....................................      4,479,705       10,159,021       12,396,235
    Group 3 Policies....................................         92,079               --          255,363
    Group 4 Policies....................................      1,557,047        5,890,631        1,709,540
                                                           ------------     ------------     ------------
      Total net assets..................................   $  8,038,050     $ 35,482,644     $ 17,531,197
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      10.14     $      20.18     $       6.99
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      10.59     $      12.44     $       9.50
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      12.41     $         --     $       9.48
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      13.14     $      15.16     $      10.74
                                                           ============     ============     ============
Identified Cost of Investment...........................   $  6,932,704     $ 31,372,182     $ 16,596,206
                                                           ============     ============     ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
       MID CAP          MID CAP          MID CAP          S&P 500         SMALL CAP          TOTAL         MAINSTAY VP
        CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--         RETURN--         VALUE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $ 22,695,298     $ 31,819,252     $ 33,951,153     $248,965,960     $ 19,790,405     $ 60,861,384     $ 70,822,317
               --               --               --               --               --               --               --
           21,774           30,126           22,002          (24,131)          25,352          (38,607)          (8,202)

           21,224           27,573           32,236          304,507           16,851           81,307           88,979
            2,136            2,545            3,052           35,632            1,357           10,593           10,982
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 22,693,712     $ 31,819,260     $ 33,937,867     $248,601,690     $ 19,797,549     $ 60,730,877     $ 70,714,154
     ============     ============     ============     ============     ============     ============     ============
     $  9,346,669     $ 11,166,253     $ 13,143,488     $145,878,826     $  5,816,939     $ 43,323,941     $ 45,081,693
        7,370,646       10,810,715       12,092,446       74,782,355        7,580,600       14,629,884       19,019,203
               --               --               --          623,411               --          107,782        1,122,950
        5,976,397        9,842,292        8,701,933       27,317,098        6,400,010        2,669,270        5,490,308
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 22,693,712     $ 31,819,260     $ 33,937,867     $248,601,690     $ 19,797,549     $ 60,730,877     $ 70,714,154
     ============     ============     ============     ============     ============     ============     ============
     $      15.24     $      13.17     $      13.13     $      31.13     $      10.98     $      21.88     $      23.06
     ============     ============     ============     ============     ============     ============     ============
     $      15.48     $      13.76     $      13.24     $      10.24     $      11.32     $      10.73     $      13.82
     ============     ============     ============     ============     ============     ============     ============
     $         --     $         --     $         --     $      11.64     $         --     $      11.59     $      11.95
     ============     ============     ============     ============     ============     ============     ============
     $      16.47     $      15.58     $      13.47     $      12.68     $      13.18     $      12.28     $      12.19
     ============     ============     ============     ============     ============     ============     ============
     $ 20,743,782     $ 24,502,222     $ 30,275,730     $217,777,871     $ 17,165,985     $ 60,993,334     $ 62,013,623
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                              ALGER             ALGER           AMERICAN
                                                             AMERICAN          AMERICAN        CENTURY VP
                                                            LEVERAGED           SMALL          INFLATION
                                                            ALL CAP--      CAPITALIZATION--   PROTECTION--
                                                          CLASS O SHARES    CLASS O SHARES      CLASS II
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $     75,703      $ 39,188,454     $      6,366
  Dividends due and accrued.............................             --                --               21
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................             --            17,711               --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --            45,543               --
    Administrative charges..............................             --             4,540               --
                                                           ------------      ------------     ------------
      Total net assets..................................   $     75,703      $ 39,156,082     $      6,387
                                                           ============      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $ 19,085,747     $         --
    Group 2 Policies....................................             --        15,527,273               --
    Group 3 Policies....................................         75,703         1,521,656            6,387
    Group 4 Policies....................................             --         3,021,406               --
                                                           ------------      ------------     ------------
      Total net assets..................................   $     75,703      $ 39,156,082     $      6,387
                                                           ============      ============     ============
    Group 1 variable accumulation unit value............   $         --      $      12.29     $         --
                                                           ============      ============     ============
    Group 2 variable accumulation unit value............   $         --      $       9.31     $         --
                                                           ============      ============     ============
    Group 3 variable accumulation unit value............   $      14.76      $      14.75     $      10.55
                                                           ============      ============     ============
    Group 4 variable accumulation unit value............   $         --      $      16.04     $         --
                                                           ============      ============     ============
Identified Cost of Investment...........................   $     69,702      $ 27,385,660     $      6,545
                                                           ============      ============     ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                     FIDELITY(R)
        AMERICAN           AMERICAN                            DREYFUS IP        DREYFUS VIF       FIDELITY(R)           VIP
       CENTURY VP         CENTURY VP          CALVERT          TECHNOLOGY        DEVELOPING            VIP             EQUITY-
    INTERNATIONAL--        VALUE--             SOCIAL           GROWTH--          LEADERS--      CONTRAFUND(R)--      INCOME--
        CLASS II           CLASS II           BALANCED       INITIAL SHARES    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------------------
      $    118,948       $    290,496       $  4,470,149      $  8,189,602      $    325,730      $158,545,767      $ 54,969,532
                --                 --                 --                --                --                --                --
                --                 --                635                80                --           145,642            41,271

                --                 --              4,929             7,562                --           189,713            63,496
                --                 --                401               707                --            20,912             6,978
      ------------       ------------       ------------      ------------      ------------      ------------      ------------
      $    118,948       $    290,496       $  4,465,454      $  8,181,413      $    325,730      $158,480,784      $ 54,940,329
      ============       ============       ============      ============      ============      ============      ============
      $         --       $         --       $  1,641,693      $  2,819,068      $         --      $ 87,168,582      $ 28,754,682
                --                 --          2,068,778         2,785,058                --        53,530,298        17,889,698
           118,948            290,496                 --            62,991           325,730         3,082,597           563,528
                --                 --            754,983         2,514,296                --        14,699,307         7,732,421
      ------------       ------------       ------------      ------------      ------------      ------------      ------------
      $    118,948       $    290,496       $  4,465,454      $  8,181,413      $    325,730      $158,480,784      $ 54,940,329
      ============       ============       ============      ============      ============      ============      ============
      $         --       $         --       $      15.84      $       9.06      $         --      $      25.21      $      19.52
      ============       ============       ============      ============      ============      ============      ============
      $         --       $         --       $      11.25      $       9.43      $         --      $      14.81      $      13.52
      ============       ============       ============      ============      ============      ============      ============
      $      15.55       $      15.18       $         --      $      12.00      $      15.02      $      15.50      $      13.19
      ============       ============       ============      ============      ============      ============      ============
      $         --       $         --       $      12.71      $      12.08      $         --      $      15.49      $      13.09
      ============       ============       ============      ============      ============      ============      ============
      $    105,797       $    292,816       $  4,081,573      $  7,380,571      $    315,990      $118,408,459      $ 48,761,479
      ============       ============       ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                                             FIDELITY(R)
                                                           FIDELITY(R)      FIDELITY(R)          VIP
                                                               VIP              VIP           INVESTMENT
                                                             GROWTH--       INDEX 500--      GRADE BOND--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $    343,738     $  1,485,699     $    201,620
  Dividends due and accrued.............................             --               --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................             --               --               --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --               --               --
    Administrative charges..............................             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $    343,738     $  1,485,699     $    201,620
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --     $         --     $         --
    Group 2 Policies....................................             --               --               --
    Group 3 Policies....................................        343,738        1,485,699          201,620
    Group 4 Policies....................................             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $    343,738     $  1,485,699     $    201,620
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $       9.90     $      11.30     $      11.42
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
Identified Cost of Investment...........................   $    332,289     $  1,391,821     $    198,326
                                                           ============     ============     ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                            JANUS ASPEN       JANUS ASPEN
                                          JANUS ASPEN         SERIES            SERIES            MFS(R)            MFS(R)
      FIDELITY(R)       FIDELITY(R)         SERIES            MID CAP          WORLDWIDE         INVESTORS            NEW
          VIP               VIP           BALANCED--         GROWTH--          GROWTH--            TRUST           DISCOVERY
       MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $  2,971,926      $  1,359,764      $112,172,932      $    132,345      $102,544,983      $     60,293      $     68,838
               --                --                --                --                --                --                --
               --                --           (21,814)               --            (8,225)               --                --

               --                --           136,698                --           131,687                --                --
               --                --            10,857                --            12,420                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  2,971,926      $  1,359,764      $112,003,563      $    132,345      $102,392,651      $     60,293      $     68,838
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $ 43,947,081      $         --      $ 50,766,925      $         --      $         --
               --                --        58,315,238                --        47,111,258                --                --
        2,971,926         1,359,764           393,663           132,345           258,245            60,293            68,838
               --                --         9,347,581                --         4,256,223                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  2,971,926      $  1,359,764      $112,003,563      $    132,345      $102,392,651      $     60,293      $     68,838
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $      23.07      $         --      $      16.76      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $      13.08      $         --      $       9.17      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      19.05      $      15.28      $      12.56      $      14.12      $      10.50      $      11.50      $      11.81
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $      12.65      $         --      $      11.26      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $  2,714,373      $  1,112,737      $101,801,030      $    101,686      $117,819,235      $     53,635      $     57,627
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                              NEUBERGER
                                                                                                BERMAN
                                                              MFS(R)           MFS(R)            AMT
                                                             RESEARCH        UTILITIES         MID-CAP
                                                             SERIES--         SERIES--         GROWTH--
                                                          INITIAL CLASS    INITIAL CLASS       CLASS I
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $        117     $     53,626     $     70,959
  Dividends due and accrued.............................             --               --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................             --               --               --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --               --               --
    Administrative charges..............................             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $        117     $     53,626     $     70,959
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --     $         --     $         --
    Group 2 Policies....................................             --               --               --
    Group 3 Policies....................................            117           53,626           70,959
    Group 4 Policies....................................             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $        117     $     53,626     $     70,959
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      11.93     $      19.58     $      13.79
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
Identified Cost of Investment...........................   $        116     $     49,029     $     53,980
                                                           ============     ============     ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                               T. ROWE           T. ROWE
         PIMCO            PIMCO                                                 PRICE             PRICE            VAN ECK
     REAL RETURN--    TOTAL RETURN--        ROYCE             ROYCE            EQUITY           LIMITED-          WORLDWIDE
    ADMINISTRATIVE    ADMINISTRATIVE      MICRO-CAP         SMALL-CAP          INCOME           TERM BOND         ABSOLUTE
     CLASS SHARES      CLASS SHARES       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO          RETURN
    --------------------------------------------------------------------------------------------------------------------------
     $      1,550      $      4,633     $    304,361      $    333,464      $ 48,504,469      $    153,536      $         --
               23                92               --                --                --               529                --
               --                --              863               761            44,588                --                --

               --                --               --                --            49,160                --                --
               --                --               --                --             3,824                --                --
     ------------      ------------     ------------      ------------      ------------      ------------      ------------
     $      1,573      $      4,725     $    305,224      $    334,225      $ 48,496,073      $    154,065      $         --
     ============      ============     ============      ============      ============      ============      ============
     $         --      $         --     $     99,454      $    117,625      $ 16,048,589      $         --      $         --
               --                --           91,168            68,818        21,744,038                --                --
            1,573             4,725               --                --           772,418           154,065                --
               --                --          114,602           147,782         9,931,028                --                --
     ------------      ------------     ------------      ------------      ------------      ------------      ------------
     $      1,573      $      4,725     $    305,224      $    334,225      $ 48,496,073      $    154,065      $         --
     ============      ============     ============      ============      ============      ============      ============
     $         --      $         --     $      10.24      $      10.16      $      14.04      $         --      $         --
     ============      ============     ============      ============      ============      ============      ============
     $         --      $         --     $      10.20      $      10.06      $      14.25      $         --      $         --
     ============      ============     ============      ============      ============      ============      ============
     $       9.89      $       9.92     $         --      $         --      $      12.96      $      10.83      $         --
     ============      ============     ============      ============      ============      ============      ============
     $         --      $         --     $      10.20      $      10.18      $      13.04      $         --      $         --
     ============      ============     ============      ============      ============      ============      ============
     $      1,568      $      4,706     $    305,194      $    339,012      $ 44,954,785      $    160,341      $         --
     ============      ============     ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                             VAN KAMPEN     VAN KAMPEN      VAN KAMPEN
                                                                            UIF EMERGING   UIF EMERGING      UIF U.S.
                                                              VAN ECK         MARKETS        MARKETS           REAL
                                                             WORLDWIDE         DEBT--        EQUITY--        ESTATE--
                                                            HARD ASSETS       CLASS I        CLASS I          CLASS I
                                                          ---------------------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  1,275,352     $    31,873    $36,552,517     $     47,817
  Dividends due and accrued.............................             --              --             --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................          7,566              --        231,584               --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --              --         39,934               --
    Administrative charges..............................             --              --          4,161               --
                                                           ------------     ------------   ------------    ------------
      Total net assets..................................   $  1,282,918     $    31,873    $36,740,006     $     47,817
                                                           ============     ============   ============    ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $    453,525     $        --    $18,450,188     $         --
    Group 2 Policies....................................        157,897              --     13,511,563               --
    Group 3 Policies....................................        536,254          31,873        107,251           47,817
    Group 4 Policies....................................        135,242              --      4,671,004               --
                                                           ------------     ------------   ------------    ------------
      Total net assets..................................   $  1,282,918     $    31,873    $36,740,006     $     47,817
                                                           ============     ============   ============    ============
    Group 1 variable accumulation unit value............   $      11.35     $        --    $     17.87     $         --
                                                           ============     ============   ============    ============
    Group 2 variable accumulation unit value............   $      10.95     $        --    $     18.42     $         --
                                                           ============     ============   ============    ============
    Group 3 variable accumulation unit value............   $      21.39     $     13.52    $     19.92     $      19.16
                                                           ============     ============   ============    ============
    Group 4 variable accumulation unit value............   $      11.35     $        --    $     20.47     $         --
                                                           ============     ============   ============    ============
Identified Cost of Investment...........................   $  1,143,223     $    29,636    $21,677,358     $     42,296
                                                           ============     ============   ============    ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                          MAINSTAY VP                                         MAINSTAY VP
                                           BALANCED--       MAINSTAY VP      MAINSTAY VP        CAPITAL        MAINSTAY VP
                                            INITIAL        BASIC VALUE--        BOND--       APPRECIATION--        CASH
                                            CLASS(A)       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                        ------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................   $     77,171      $     92,021     $    890,939     $     10,081     $  1,037,915
 Mortality and expense risk charges....        (28,118)          (39,251)        (129,672)      (1,266,990)        (147,122)
 Administrative charges................         (4,384)           (1,962)         (13,318)        (166,604)         (15,093)
                                          ------------      ------------     ------------     ------------     ------------
     Net investment income (loss)......         44,669            50,808          747,949       (1,423,513)         875,700
                                          ------------      ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....         78,497           756,217        3,213,822       20,106,222       27,198,698
 Cost of investments sold..............        (75,713)         (675,862)      (3,216,000)     (22,860,174)     (27,199,406)
                                          ------------      ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................          2,784            80,355           (2,178)      (2,753,952)            (708)
 Realized gain distribution received...         36,442           102,386               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......        265,491           242,770         (298,989)      20,969,966            1,436
                                          ------------      ------------     ------------     ------------     ------------
     Net gain (loss) on investments....        304,717           425,511         (301,167)      18,216,014              728
                                          ------------      ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................   $    349,386      $    476,319     $    446,782     $ 16,792,501     $    876,428
                                          ============      ============     ============     ============     ============


                                         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                           MID CAP          MID CAP          MID CAP          S&P 500         SMALL CAP
                                            CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $    117,493     $         --     $    256,782     $  2,900,021     $         --
 Mortality and expense risk charges....       (81,615)        (103,852)        (132,030)      (1,215,580)         (74,800)
 Administrative charges................        (9,001)         (10,190)         (13,075)        (143,684)          (6,739)
                                         ------------     ------------     ------------     ------------     ------------
     Net investment income (loss)......        26,877         (114,042)         111,677        1,540,757          (81,539)
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     7,924,632        7,126,931        7,701,148       15,746,488        6,615,913
 Cost of investments sold..............    (5,673,288)      (5,631,144)      (6,054,097)     (14,452,012)      (5,864,177)
                                         ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................     2,251,344        1,495,787        1,647,051        1,294,476          751,736
 Realized gain distribution received...     2,107,123           14,268        1,538,346               --          340,554
 Change in unrealized appreciation
   (depreciation) on investments.......    (1,644,226)       2,596,203       (1,665,693)       7,257,600         (540,131)
                                         ------------     ------------     ------------     ------------     ------------
     Net gain (loss) on investments....     2,714,241        4,106,258        1,519,704        8,552,076          552,159
                                         ------------     ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $  2,741,118     $  3,992,216     $  1,631,381     $ 10,092,833     $    470,620
                                         ============     ============     ============     ============     ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                           MAINSTAY VP
     MAINSTAY VP                        MAINSTAY VP                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP         FLOATING        MAINSTAY VP       CORPORATE         INCOME &      INTERNATIONAL
       STOCK--       CONVERTIBLE--         RATE--         GOVERNMENT--        BOND--          GROWTH--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS(A)   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
     $  1,013,691     $    515,537      $    680,146      $    638,665     $  5,386,166     $     91,549     $    572,132
         (538,939)        (148,180)          (85,187)          (96,360)        (430,213)         (32,800)        (141,591)
          (63,838)         (10,578)          (14,029)          (11,118)         (50,686)          (1,878)         (16,698)
     ------------     ------------      ------------      ------------     ------------     ------------     ------------
          410,914          356,779           580,930           531,187        4,905,267           56,871          413,843
     ------------     ------------      ------------      ------------     ------------     ------------     ------------
        7,884,089        2,985,456           338,751         2,953,196       10,286,774          692,511        1,102,608
      (10,751,952)      (3,196,020)         (340,000)       (2,938,441)     (11,021,592)        (634,625)        (782,720)
     ------------     ------------      ------------      ------------     ------------     ------------     ------------
       (2,867,863)        (210,564)           (1,249)           14,755         (734,818)          57,886          319,888
        1,216,990               --                --                --               --               --        1,416,285
        8,065,442        1,800,759           (18,644)         (176,880)      (2,041,994)         217,968          180,560
     ------------     ------------      ------------      ------------     ------------     ------------     ------------
        6,414,569        1,590,195           (19,893)         (162,125)      (2,776,812)         275,854        1,916,733
     ------------     ------------      ------------      ------------     ------------     ------------     ------------
     $  6,825,483     $  1,946,974      $    561,037      $    369,062     $  2,128,455     $    332,725     $  2,330,576
     ============     ============      ============      ============     ============     ============     ============


      MAINSTAY VP
       LARGE CAP
        GROWTH--
     INITIAL CLASS
     --------------
      $        606
           (76,447)
            (3,075)
      ------------
           (78,916)
      ------------
         2,236,542
        (2,629,464)
      ------------
          (392,922)
                --
         1,079,428
      ------------
           686,506
      ------------
      $    607,590
      ============

                                          ALGER
                                         AMERICAN           ALGER            AMERICAN
     MAINSTAY VP                        LEVERAGED          AMERICAN         CENTURY VP        AMERICAN          AMERICAN
        TOTAL         MAINSTAY VP       ALL CAP--           SMALL           INFLATION        CENTURY VP        CENTURY VP
       RETURN--         VALUE--          CLASS O       CAPITALIZATION--    PROTECTION--    INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS        SHARES        CLASS O SHARES       CLASS II         CLASS II          CLASS II
    -----------------------------------------------------------------------------------------------------------------------
     $    913,017     $    835,008     $         --      $         --      $        142     $        577      $      6,970
         (326,442)        (357,424)              --          (169,620)               --               --                --
          (42,804)         (44,366)              --           (16,938)               --               --                --
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
          543,771          433,218               --          (186,558)              142              577             6,970
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
        5,090,393        6,531,288          361,375         5,601,363             1,723          361,658           721,439
       (4,661,353)      (5,821,738)        (349,594)       (4,457,714)           (1,716)        (349,613)         (752,482)
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
          429,040          709,550           11,781         1,143,649                 7           12,045           (31,043)
               --               --               --                --                --               --            97,719
        2,400,126        2,569,699            1,581         4,228,256              (188)           7,247           (86,192)
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
        2,829,166        3,279,249           13,362         5,371,905              (181)          19,292           (19,516)
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
     $  3,372,937     $  3,712,467     $     13,362      $  5,185,347      $        (39)    $     19,869      $    (12,546)
     ============     ============     ============      ============      ============     ============      ============


     CALVERT SOCIAL
        BALANCED
     --------------
      $     78,833
           (19,299)
            (1,557)
      ------------
            57,977
      ------------
           330,323
          (337,442)
      ------------
            (7,119)
                --
           162,032
      ------------
           154,913
      ------------
      $    212,890
      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005


                                          DREYFUS IP      DREYFUS VIF                       FIDELITY(R) VIP
                                          TECHNOLOGY       DEVELOPING     FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP
                                           GROWTH--        LEADERS--      CONTRAFUND(R)--      INCOME--          GROWTH--
                                        INITIAL SHARES   INITIAL SHARES    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        -------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $         --     $         --     $    368,220      $    784,854      $      1,569
 Mortality and expense risk charges....       (29,025)              --         (693,258)         (247,859)               --
 Administrative charges................        (2,820)              --          (76,881)          (27,325)               --
                                         ------------     ------------     ------------      ------------      ------------
     Net investment income (loss)......       (31,845)              --         (401,919)          509,670             1,569
                                         ------------     ------------     ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     1,991,417          368,951        4,654,831         3,263,006           493,020
 Cost of investments sold..............    (1,930,791)        (304,067)      (4,284,057)       (3,241,791)         (436,220)
                                         ------------     ------------     ------------      ------------      ------------
     Net realized gain (loss) on
       investments.....................        60,626           64,884          370,774            21,215            56,800
 Realized gain distribution received...            --               --           23,014         1,724,741                --
 Change in unrealized appreciation
   (depreciation) on investments.......       258,273          (40,629)      21,403,690           542,561           (32,635)
                                         ------------     ------------     ------------      ------------      ------------
     Net gain (loss) on investments....       318,899           24,255       21,797,478         2,288,517            24,165
                                         ------------     ------------     ------------      ------------      ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $    287,054     $     24,255     $ 21,395,559      $  2,798,187      $     25,734
                                         ============     ============     ============      ============      ============

                                                                                                              NEUBERGER
                                            MFS(R)         MFS(R) NEW         MFS(R)           MFS(R)         BERMAN AMT
                                          INVESTORS        DISCOVERY         RESEARCH        UTILITIES         MID-CAP
                                        TRUST SERIES--      SERIES--         SERIES--         SERIES--         GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS       CLASS I
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $        318     $         --     $          1     $        113     $         --
 Mortality and expense risk charges....            --               --               --               --               --
 Administrative charges................            --               --               --               --               --
                                         ------------     ------------     ------------     ------------     ------------
     Net investment income (loss)......           318               --                1              113               --
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....         3,816            1,375            1,271           16,034           27,648
 Cost of investments sold..............        (3,573)          (1,255)          (1,263)         (12,131)         (20,361)
                                         ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................           243              120                8            3,903            7,287
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......         3,585            3,231               (3)           1,188            2,717
                                         ------------     ------------     ------------     ------------     ------------
     Net gain (loss) on investments....         3,828            3,351                5            5,091           10,004
                                         ------------     ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $      4,146     $      3,351     $          6     $      5,204     $     10,004
                                         ============     ============     ============     ============     ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                              JANUS ASPEN      JANUS ASPEN
                      FIDELITY(R) VIP                                        JANUS ASPEN         SERIES           SERIES
                        INVESTMENT                                              SERIES          MID CAP         WORLDWIDE
    FIDELITY(R) VIP        GRADE        FIDELITY(R) VIP   FIDELITY(R) VIP     BALANCED--        GROWTH--         GROWTH--
      INDEX 500--         BOND--           MID CAP--        OVERSEAS--      INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES           SHARES           SHARES
    ------------------------------------------------------------------------------------------------------------------------
     $     15,357      $      1,053      $         --      $      3,714      $  2,459,816     $         --     $  1,372,693
               --                --                --                --          (533,984)              --         (524,382)
               --                --                --                --           (43,044)              --          (50,044)
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
           15,357             1,053                --             3,714         1,882,788               --          798,267
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
           42,141             7,053         1,583,371            15,871         7,533,053            4,330        8,845,616
          (39,602)           (7,384)       (1,338,293)          (13,211)       (7,779,727)          (3,644)     (14,867,043)
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
            2,539              (331)          245,078             2,660          (246,674)             686       (6,021,427)
               --               636            30,105             2,907                --               --               --
           31,337             3,070            23,478           192,153         6,082,531           13,759       10,329,601
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
           33,876             3,375           298,661           197,720         5,835,857           14,445        4,308,174
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
           49,233
     $                 $      4,428      $    298,661      $    201,434      $  7,718,645     $     14,445     $  5,106,441
     ============      ============      ============      ============      ============     ============     ============

                                                                                              T. ROWE
         PIMCO             PIMCO                                             T. ROWE           PRICE           VAN ECK
     REAL RETURN--    TOTAL RETURN--        ROYCE            ROYCE         PRICE EQUITY       LIMITED-        WORLDWIDE
    ADMINISTRATIVE    ADMINISTRATIVE      MICRO-CAP        SMALL-CAP          INCOME         TERM BOND         ABSOLUTE
    CLASS SHARES(B)   CLASS SHARES(B)    PORTFOLIO(C)     PORTFOLIO(C)      PORTFOLIO        PORTFOLIO          RETURN
    ----------------------------------------------------------------------------------------------------------------------
     $         19      $         66      $        559     $         --     $    690,108     $      5,471     $         --
               --                --                --               --         (181,714)              --               --
               --                --                --               --          (13,607)              --               --
     ------------      ------------      ------------     ------------     ------------     ------------     ------------
               19                66               559               --          494,787            5,471               --
     ------------      ------------      ------------     ------------     ------------     ------------     ------------
            2,072             6,218             4,072            9,912        1,519,544           12,285               --
           (2,108)           (6,331)           (4,123)          (9,973)      (1,289,858)         (12,811)              --
     ------------      ------------      ------------     ------------     ------------     ------------     ------------
              (36)             (113)              (51)             (61)         229,686             (526)              --
               17                73             1,689            2,265        2,194,639               --               --
              (18)              (72)             (833)          (5,548)      (1,313,504)          (2,297)              --
     ------------      ------------      ------------     ------------     ------------     ------------     ------------
              (37)             (112)              805           (3,344)       1,110,821           (2,823)              --
     ------------      ------------      ------------     ------------     ------------     ------------     ------------
     $        (18)     $        (46)     $      1,364     $     (3,344)    $  1,605,608     $      2,648     $         --
     ============      ============      ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                           VAN KAMPEN       VAN KAMPEN
                                                          UIF EMERGING     UIF EMERGING      VAN KAMPEN
                                           VAN ECK          MARKETS          MARKETS       UIF U.S. REAL
                                          WORLDWIDE          DEBT--          EQUITY--         ESTATE--
                                         HARD ASSETS        CLASS I          CLASS I          CLASS I
                                        -----------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $        127     $      2,050     $    106,910     $        241
 Mortality and expense risk charges....            --               --         (138,241)              --
 Administrative charges................            --               --          (14,530)              --
                                         ------------     ------------     ------------     ------------
     Net investment income (loss)......           127            2,050          (45,861)             241
                                         ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....         9,084              811        3,010,667            2,054
 Cost of investments sold..............        (6,501)            (754)      (1,805,258)          (1,625)
                                         ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................         2,583               57        1,205,409              429
 Realized gain distribution received...            --              436               --              532
 Change in unrealized appreciation
   (depreciation) on investments.......       129,029              583        7,299,536            3,431
                                         ------------     ------------     ------------     ------------
     Net gain (loss) on investments....       131,612            1,076        8,504,945            4,392
                                         ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $    131,739     $      3,126     $  8,459,084     $      4,633
                                         ============     ============     ============     ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2005
and December 31, 2004


                                                   MAINSTAY VP             MAINSTAY VP                   MAINSTAY VP
                                                    BALANCED--            BASIC VALUE--                    BOND--
                                                  INITIAL CLASS           INITIAL CLASS                 INITIAL CLASS
                                                  --------------   ---------------------------   ---------------------------
                                                     2005(C)           2005           2004           2005           2004
                                                  --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................   $     44,669    $     50,808   $     44,544   $    747,949   $    802,940
   Net realized gain (loss) on investments......          2,784          80,355         (6,658)        (2,178)       213,787
   Realized gain distribution received..........         36,442         102,386             --             --        285,018
   Change in unrealized appreciation
     (depreciation) on investments..............        265,491         242,770        758,460       (298,989)      (404,575)
                                                   ------------    ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        349,386         476,319        796,346        446,782        897,170
                                                   ------------    ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        483,546       1,819,463      2,045,201      4,634,158      5,127,834
   Cost of insurance............................       (121,543)       (577,884)      (514,364)    (1,858,879)    (1,974,337)
   Policyowners' surrenders.....................        (70,852)       (266,605)      (450,669)    (1,764,259)    (1,004,054)
   Net transfers from (to) Fixed Account........        454,599         (60,739)       252,303       (219,686)      (207,113)
   Transfers between Investment Divisions.......      3,598,325          91,424        634,561       (167,405)    (1,010,591)
   Policyowners' death benefits.................             --          (4,832)        (3,633)       (90,864)       (64,714)
   Contribution (withdrawal) of seed money by
     New York Life Insurance and Annuity
     Corporation................................      5,000,000              --             --             --             --
                                                   ------------    ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........      9,344,075       1,000,827      1,963,399        533,065        867,025
                                                   ------------    ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           (119)            109           (368)          (483)        (1,273)
                                                   ------------    ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........      9,693,342       1,477,255      2,759,377        979,364      1,762,922
NET ASSETS:
   Beginning of year............................             --       8,503,067      5,743,690     26,591,213     24,828,291
                                                   ------------    ------------   ------------   ------------   ------------
   End of year..................................   $  9,693,342    $  9,980,322   $  8,503,067   $ 27,570,577   $ 26,591,213
                                                   ============    ============   ============   ============   ============

                                                                                                          MAINSTAY VP
                                                    MAINSTAY VP             MAINSTAY VP                   HIGH YIELD
                                                  FLOATING RATE--          GOVERNMENT--                CORPORATE BOND--
                                                   INITIAL CLASS           INITIAL CLASS                 INITIAL CLASS
                                                  ---------------   ---------------------------   ---------------------------
                                                      2005(C)           2005           2004           2005           2004
                                                  ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................   $    580,930     $    531,187   $    721,289   $  4,905,267   $  5,398,699
   Net realized gain (loss) on investments......         (1,249)          14,755         81,800       (734,818)    (1,281,402)
   Realized gain distribution received..........             --               --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............        (18,644)        (176,880)      (267,240)    (2,041,994)     4,821,822
                                                   ------------     ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        561,037          369,062        535,849      2,128,455      8,939,119
                                                   ------------     ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        107,620        3,207,056      3,651,326     14,240,088     12,592,811
   Cost of insurance............................        (42,749)      (1,308,582)    (1,373,413)    (6,325,100)    (5,697,631)
   Policyowners' surrenders.....................         (1,898)        (875,808)      (605,886)    (3,820,398)    (3,258,825)
   Net transfers from (to) Fixed Account........        195,542         (403,702)      (193,775)      (625,145)       955,831
   Transfers between Investment Divisions.......      1,696,541         (826,108)    (1,703,216)    (1,475,105)     4,329,684
   Policyowners' death benefits.................             --         (158,301)       (36,975)      (173,946)       (63,720)
   Contribution (withdrawal) of seed money by
     New York Life Insurance and Annuity
     Corporation................................     22,500,000               --             --             --             --
                                                   ------------     ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     24,455,056         (365,445)      (261,939)     1,820,394      8,858,150
                                                   ------------     ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           (622)            (450)          (742)          (961)       (12,224)
                                                   ------------     ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     25,015,471            3,167        273,168      3,947,888     17,785,045
NET ASSETS:
   Beginning of year............................             --       20,092,559     19,819,391     87,717,698     69,932,653
                                                   ------------     ------------   ------------   ------------   ------------
   End of year..................................   $ 25,015,471     $ 20,095,726   $ 20,092,559   $ 91,665,586   $ 87,717,698
                                                   ============     ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


            MAINSTAY VP                                                 MAINSTAY VP                   MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $ (1,423,513)  $   (855,408)  $    875,700   $    119,396   $    410,914   $    769,063   $    356,779   $    458,226
      (2,753,952)    (1,631,629)          (708)          (999)    (2,867,863)    (2,041,692)      (210,564)      (214,881)
              --             --             --             --      1,216,990             --             --             --
      20,969,966     10,280,633          1,436             31      8,065,442     10,488,760      1,800,759      1,429,485
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      16,792,501      7,793,596        876,428        118,428      6,825,483      9,216,131      1,946,974      1,672,830
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      40,808,867     46,644,779     11,045,174     12,448,927     15,838,557     17,681,267      5,864,157      6,111,081
     (19,144,975)   (20,152,929)    (3,325,799)    (3,285,963)    (7,114,287)    (7,183,174)    (2,161,084)    (2,095,304)
     (11,880,043)   (10,585,251)    (2,456,178)    (1,992,243)    (4,654,107)    (3,766,871)    (1,576,266)    (1,107,111)
      (5,680,321)    (3,567,421)    (2,121,110)       689,583     (2,050,547)    (1,381,493)      (479,237)       555,928
     (17,128,117)    (8,271,223)    (3,214,828)    (9,316,568)    (5,392,163)    (2,389,848)    (1,247,829)       800,283
        (752,638)      (349,129)       (24,364)       (10,267)      (142,973)      (114,695)       (44,406)       (34,581)
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (13,777,227)     3,718,826        (97,105)    (1,466,531)    (3,515,520)     2,845,186        355,335      4,230,296
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           6,386         (1,813)          (914)          (305)         2,681         (6,932)          (665)        (1,813)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,021,660     11,510,609        778,409     (1,348,408)     3,312,644     12,054,385      2,301,644      5,901,313
     231,519,097    220,008,488     33,244,444     34,592,852     99,679,555     87,625,170     31,983,560     26,082,247
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $234,540,757   $231,519,097   $ 34,022,853   $ 33,244,444   $102,992,199   $ 99,679,555   $ 34,285,204   $ 31,983,560
    ============   ============   ============   ============   ============   ============   ============   ============


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
         INCOME & GROWTH--          INTERNATIONAL EQUITY--          LARGE CAP GROWTH--              MID CAP CORE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $     56,871   $     85,421   $    413,843   $     96,794   $    (78,916)  $    (44,003)  $     26,877   $      5,797
          57,886         48,808        319,888        199,267       (392,922)      (844,491)     2,251,344         67,462
              --             --      1,416,285             --             --             --      2,107,123        375,345
                        569,274        180,560      2,736,944      1,079,428        427,820     (1,644,226)     2,456,410
         217,968
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         332,725        703,503      2,330,576      3,033,005        607,590       (460,674)     2,741,118      2,905,014
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,572,186      1,592,857      5,548,108      3,400,705      3,716,442      4,522,456      4,416,197      2,173,307
        (487,867)      (422,449)    (1,877,198)    (1,204,447)    (1,155,862)    (1,268,177)    (1,179,467)      (555,027)
        (374,012)      (217,097)    (1,092,966)      (669,575)      (816,778)      (638,464)      (897,013)      (262,561)
         (83,031)       117,966        317,083        550,325       (285,745)       (29,134)        (2,294)       718,288
         180,898        (72,193)     7,735,554      5,042,319     (1,660,848)    (1,315,925)     6,133,379      3,978,733
         (14,578)       (18,916)       (47,426)       (20,643)       (14,918)        (5,285)       (23,890)          (343)
                             --             --             --             --             --     (6,789,924)            --
              --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         793,596        980,168     10,583,155      7,098,684       (217,709)     1,265,471      1,656,988)     6,052,397
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             293           (442)           (51)        (3,116)           980            631           (241)        (2,807)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,126,614      1,683,229     12,913,680     10,128,573        390,861        805,428      4,397,865      8,954,604
       6,911,436      5,228,207     22,568,964     12,440,391     17,140,336     16,334,908     18,295,847      9,341,243
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  8,038,050   $  6,911,436   $ 35,482,644   $ 22,568,964   $ 17,531,197   $ 17,140,336   $ 22,693,712   $ 18,295,847
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                          MAINSTAY VP                   MAINSTAY VP
                                                       MID CAP GROWTH--               MID CAP VALUE--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2005           2004           2005           2004
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $   (114,042)  $    (87,559)  $    111,677   $    104,901
   Net realized gain (loss) on investments......     1,495,787         36,921      1,647,051        112,372
   Realized gain distribution received..........        14,268             --      1,538,346        247,151
   Change in unrealized appreciation
     (depreciation) on investments..............     2,596,203      3,951,062     (1,665,693)     3,322,803
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     3,992,216      3,900,424      1,631,381      3,787,227
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     6,282,841      4,063,369      6,688,795      4,146,731
   Cost of insurance............................    (1,901,127)    (1,102,918)    (1,990,887)    (1,211,398)
   Policyowners' surrenders.....................    (1,013,183)      (354,903)      (999,021)      (661,285)
   Net transfers from (to) Fixed Account........       490,384        810,548        208,221      1,114,598
   Transfers between Investment Divisions.......     6,487,698      3,679,932      5,874,289      4,595,172
   Policyowners' death benefits.................       (38,954)       (19,783)       (32,839)       (21,689)
   Contribution (withdrawal) of seed money by
     New York Life Insurance and Annuity
     Corporation................................    (5,736,564)            --     (6,352,999)            --
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     4,571,095      7,076,245      3,395,559      7,962,129
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           (51)        (2,671)         1,161         (3,696)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     8,563,260     10,973,998      5,028,101     11,745,660
NET ASSETS:
   Beginning of year............................    23,256,000     12,282,002     28,909,766     17,164,106
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 31,819,260   $ 23,256,000   $ 33,937,867   $ 28,909,766
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                        S&P 500 INDEX--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $  1,540,757   $  2,240,042
   Net realized gain (loss) on investments......     1,294,476        290,259
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     7,257,600     18,283,970
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................    10,092,833     20,814,271
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    42,908,972     45,156,365
   Cost of insurance............................   (17,378,685)   (16,947,572)
   Policyowners' surrenders.....................   (12,782,137)   (10,010,034)
   Net transfers from (to) Fixed Account........    (3,379,019)     1,030,365
   Transfers between Investment Divisions.......    (5,641,683)    (1,889,824)
   Policyowners' death benefits.................      (277,635)      (457,667)
   Contribution (withdrawal) of seed money by
     New York Life Insurance and Annuity
     Corporation................................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........     3,449,813     16,881,633
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         8,662        (13,681)
                                                  ------------   ------------
       Increase (decrease) in net assets........    13,551,308     37,682,223
NET ASSETS:
   Beginning of year............................   235,050,382    197,368,159
                                                  ------------   ------------
   End of year..................................  $248,601,690   $235,050,382
                                                  ============   ============

                                                        ALGER AMERICAN              AMERICAN CENTURY VP
                                                    SMALL CAPITALIZATION--        INFLATION PROTECTION--
                                                        CLASS O SHARES                   CLASS II
                                                  ---------------------------   ---------------------------
                                                      2005           2004           2005         2004(B)
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $   (186,558)  $   (159,316)  $        142   $        239
   Net realized gain (loss) on investments......     1,143,649        636,171              7             52
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     4,228,256      3,824,409           (188)             9
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     5,185,347      4,301,264            (39)           300
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     5,696,782      6,086,408         (1,079)         2,172
   Cost of insurance............................    (2,247,483)    (2,055,338)         1,088         (2,392)
   Policyowners' surrenders.....................    (1,852,059)    (1,398,406)            --             --
   Net transfers from (to) Fixed Account........       (15,204)      (223,624)            --             --
   Transfers between Investment Divisions.......        89,174       (137,788)         5,711            626
   Policyowners' death benefits.................        (9,966)       (43,360)            --             --
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     1,661,244      2,227,892          5,720            406
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (1,711)        (5,014)            --             --
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     6,844,880      6,524,142          5,681            706
NET ASSETS:
   Beginning of year............................    32,311,202     25,787,060            706             --
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 39,156,082   $ 32,311,202   $      6,387   $        706
                                                  ============   ============   ============   ============


                                                      AMERICAN CENTURY VP
                                                        INTERNATIONAL--
                                                           CLASS II
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $        577   $      1,432
   Net realized gain (loss) on investments......        12,045         15,301
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............         7,247           (750)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        19,869         15,983
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        12,741          3,290
   Cost of insurance............................        (5,602)        (2,990)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........       354,089          2,961
   Transfers between Investment Divisions.......      (315,506)      (173,661)
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........        45,722       (170,400)
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........        65,591       (154,417)
NET ASSETS:
   Beginning of year............................        53,357        207,774
                                                  ------------   ------------
   End of year..................................  $    118,948   $     53,357
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                    ALGER AMERICAN
            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                    LEVERAGED
        SMALL CAP GROWTH--              TOTAL RETURN--                    VALUE--                      ALL CAP--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                CLASS O SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    (81,539)  $    (87,816)  $    543,771   $    639,198   $    433,218   $    366,761   $         --   $         --
         751,736         92,982        429,040        239,029        709,550        166,039         11,781          8,552
         340,554             --             --             --             --             --             --             --
        (540,131)     1,688,097      2,400,126      2,322,792      2,569,699      5,813,929          1,581          1,648
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         470,620      1,693,263      3,372,937      3,201,019      3,712,467      6,346,729         13,362         10,200
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,038,270      4,114,185      9,477,625     10,290,394     10,962,333     11,917,828          4,147         16,171
      (1,373,190)    (1,048,642)    (4,795,095)    (4,887,051)    (4,896,380)    (4,825,509)        (3,106)        (4,788)
        (571,035)      (415,259)    (2,883,594)    (2,894,346)    (3,546,615)    (2,498,054)            --             --
         139,358        597,398       (892,678)      (130,883)      (965,333)      (345,486)       354,076             --
         699,234      1,934,204     (3,056,101)      (967,312)    (1,987,322)      (516,866)      (356,469)         3,637
         (14,280)       (25,207)      (123,829)      (112,176)      (167,704)      (117,203)            --             --
      (5,081,248)            --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,162,891)     5,156,679     (2,273,672)     1,298,626       (601,021)     3,614,710         (1,352)        15,020
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,162         (1,335)           490         (3,148)         1,297         (4,927)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (690,109)     6,848,607      1,099,755      4,496,497      3,112,743      9,956,512         12,010         25,220
      20,487,658     13,639,051     59,631,122     55,134,625     67,601,411     57,644,899         63,693         38,473
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 19,797,549   $ 20,487,658   $ 60,730,877   $ 59,631,122   $ 70,714,154   $ 67,601,411   $     75,703   $     63,693
    ============   ============   ============   ============   ============   ============   ============   ============

             AMERICAN
            CENTURY VP                                                  DREYFUS IP                    DREYFUS VIF
              VALUE--                       CALVERT                 TECHNOLOGY GROWTH--          DEVELOPING LEADERS--
             CLASS II                   SOCIAL BALANCED               INITIAL SHARES                INITIAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $      6,970   $      1,607   $     57,977   $     45,397   $    (31,845)  $    (26,835)  $         --   $        449
         (31,043)         1,974         (7,119)       (37,274)        60,626        209,871         64,884          1,983
          97,719          1,475             --             --             --             --             --             --
         (86,192)        57,602        162,032        263,610        258,273        (47,810)       (40,629)        18,578
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (12,546)        62,658        212,890        271,733        287,054        135,226         24,255         21,010
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           9,724        115,320        836,288        762,425      2,210,358      1,939,022         25,958         47,343
         (16,350)       (11,550)      (296,970)      (278,546)      (738,427)      (574,276)        (8,664)        (7,049)
              --             --       (212,851)      (142,537)      (216,159)      (155,762)            --             --
              --             62         29,529         71,691        434,623        316,414        354,174         14,212
        (663,565)       618,196        (17,616)       (26,639)    (1,021,160)     1,373,719       (349,391)        68,609
              --             --        (16,470)        (1,378)        (6,097)       (10,370)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (670,191)       722,028        321,910        385,016        663,138      2,888,747         22,077        123,115
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             (9)          (223)           464            (95)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (682,737)       784,686        534,791        656,526        950,656      3,023,878         46,332        144,125
         973,233        188,547      3,930,663      3,274,137      7,230,757      4,206,879        279,398        135,273
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    290,496   $    973,233   $  4,465,454   $  3,930,663   $  8,181,413   $  7,230,757   $    325,730   $    279,398
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                        FIDELITY(R) VIP              FIDELITY(R) VIP
                                                        CONTRAFUND(R)--              EQUITY-INCOME--
                                                         INITIAL CLASS                INITIAL CLASS
                                                  ---------------------------   -------------------------
                                                      2005           2004          2005          2004
                                                  -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $   (401,919)  $   (287,163)  $   509,670   $   350,716
   Net realized gain (loss) on investments......       370,774       (305,420)       21,215        73,695
   Realized gain distribution received..........        23,014             --     1,724,741       140,913
   Change in unrealized appreciation
     (depreciation) on investments..............    21,403,690     15,619,330       542,561     4,051,882
                                                  ------------   ------------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations................    21,395,559     15,026,747     2,798,187     4,617,206
                                                  ------------   ------------   -----------   -----------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    22,641,007     20,397,002     9,296,572     8,744,418
   Cost of insurance............................    (8,749,572)    (7,521,078)   (3,411,082)   (3,064,920)
   Policyowners' surrenders.....................    (6,041,079)    (4,185,074)   (2,283,427)   (1,506,291)
   Net transfers from (to) Fixed Account........    (1,451,177)      (568,790)     (364,648)      910,567
   Transfers between Investment Divisions.......    10,543,787      4,381,238       478,756     1,691,989
   Policyowners' death benefits.................      (150,474)      (111,298)     (100,685)      (20,837)
                                                  ------------   ------------   -----------   -----------
     Net contributions and (withdrawals)........    16,792,492     12,392,000     3,615,486     6,754,926
                                                  ------------   ------------   -----------   -----------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (9,869)       (14,960)        1,175        (2,939)
                                                  ------------   ------------   -----------   -----------
       Increase (decrease) in net assets........    38,178,182     27,403,787     6,414,848    11,369,193
NET ASSETS:
   Beginning of year............................   120,302,602     92,898,815    48,525,481    37,156,288
                                                  ------------   ------------   -----------   -----------
   End of year..................................  $158,480,784   $120,302,602   $54,940,329   $48,525,481
                                                  ============   ============   ===========   ===========


                                                        FIDELITY(R) VIP
                                                           GROWTH--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      1,569   $        672
   Net realized gain (loss) on investments......        56,800            659
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       (32,635)         9,884
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        25,734         11,215
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         2,860         44,953
   Cost of insurance............................        (6,147)        (5,036)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........       470,142             --
   Transfers between Investment Divisions.......      (465,325)         7,834
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........         1,530         47,751
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........        27,264         58,966
NET ASSETS:
   Beginning of year............................       316,474        257,508
                                                  ------------   ------------
   End of year..................................  $    343,738   $    316,474
                                                  ============   ============

                                                      JANUS ASPEN SERIES           JANUS ASPEN SERIES
                                                          BALANCED--                MID CAP GROWTH--
                                                     INSTITUTIONAL SHARES         INSTITUTIONAL SHARES
                                                  ---------------------------   -------------------------
                                                      2005           2004          2005          2004
                                                  -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $  1,882,788   $  1,722,947   $        --   $        --
   Net realized gain (loss) on investments......      (246,674)      (553,785)          686         1,386
   Realized gain distribution received..........            --             --            --            --
   Change in unrealized appreciation
     (depreciation) on investments..............     6,082,531      6,474,058        13,759        14,278
                                                  ------------   ------------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations................     7,718,645      7,643,220        14,445        15,664
                                                  ------------   ------------   -----------   -----------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    18,974,336     21,504,020         6,603       180,694
   Cost of insurance............................    (7,320,750)    (7,383,831)       (4,348)       (3,677)
   Policyowners' surrenders.....................    (4,648,885)    (4,398,848)           --            --
   Net transfers from (to) Fixed Account........    (1,746,653)    (1,209,772)           --        54,382
   Transfers between Investment Divisions.......    (5,881,511)    (5,687,509)        1,936      (160,597)
   Policyowners' death benefits.................      (249,014)      (118,601)           --            --
                                                  ------------   ------------   -----------   -----------
     Net contributions and (withdrawals)........      (872,477)     2,705,459         4,191        70,802
                                                  ------------   ------------   -----------   -----------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (1,596)        (7,255)           --            --
                                                  ------------   ------------   -----------   -----------
       Increase (decrease) in net assets........     6,844,572     10,341,424        18,636        86,466
NET ASSETS:
   Beginning of year............................   105,158,991     94,817,567       113,709        27,243
                                                  ------------   ------------   -----------   -----------
   End of year..................................  $112,003,563   $105,158,991   $   132,345   $   113,709
                                                  ============   ============   ===========   ===========


                                                      JANUS ASPEN SERIES
                                                      WORLDWIDE GROWTH--
                                                     INSTITUTIONAL SHARES
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    798,267   $    424,267
   Net realized gain (loss) on investments......    (6,021,427)    (4,269,474)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............    10,329,601      7,910,065
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     5,106,441      4,064,858
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    18,997,332     21,773,467
   Cost of insurance............................    (6,993,591)    (7,430,235)
   Policyowners' surrenders.....................    (5,355,473)    (4,231,514)
   Net transfers from (to) Fixed Account........    (1,991,447)    (1,683,720)
   Transfers between Investment Divisions.......    (8,434,892)    (5,572,441)
   Policyowners' death benefits.................      (145,184)      (143,802)
                                                  ------------   ------------
     Net contributions and (withdrawals)........    (3,923,255)     2,711,755
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         2,998         (9,480)
                                                  ------------   ------------
       Increase (decrease) in net assets........     1,186,184      6,767,133
NET ASSETS:
   Beginning of year............................   101,206,467     94,439,334
                                                  ------------   ------------
   End of year..................................  $102,392,651   $101,206,467
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
            INDEX 500--             INVESTMENT GRADE BOND--              MID CAP--                    OVERSEAS--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $     15,357   $     16,073   $      1,053   $      3,713   $         --   $         --   $      3,714   $      3,662
           2,539         51,966           (331)        (1,179)       245,078        154,805          2,660         96,530
              --             --            636          2,671         30,105             --          2,907             --
          31,337         (7,289)         3,070         (2,073)        23,478        100,356        192,153        (34,909)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          49,233         60,750          4,428          3,132        298,661        255,161        201,434         65,283
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          30,218        232,110          1,000          4,507         69,725        354,162         48,109        156,646
         (24,475)       (26,535)        (2,058)        (2,216)       (93,253)       (73,111)       (17,843)       (13,168)
              --             --             --             --             --       (220,985)            --             --
           1,426         27,753          3,873        (66,393)        15,035         12,342          1,469          1,000
         522,866           (990)       166,232             --        881,520        840,682        601,241       (193,168)
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         530,035        232,338        169,047        (64,102)       873,027        913,090        632,976        (48,690)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         579,268        293,088        173,475        (60,970)     1,171,688      1,168,251        834,410         16,593
         906,431        613,343         28,145         89,115      1,800,238        631,987        525,354        508,761
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  1,485,699   $    906,431   $    201,620   $     28,145   $  2,971,926   $  1,800,238   $  1,359,764   $    525,354
    ============   ============   ============   ============   ============   ============   ============   ============


              MFS(R)                        MFS(R)                        MFS(R)                        MFS(R)
     INVESTORS TRUST SERIES--       NEW DISCOVERY SERIES--           RESEARCH SERIES--            UTILITIES SERIES--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005         2004(A)          2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $        318   $        338   $         --   $         --   $          1   $         --   $        113   $         68
             243           (120)           120             19              8             23          3,903            485
              --             --             --             --             --             --             --             --
           3,585          5,766          3,231          6,871             (3)             3          1,188          2,634
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           4,146          5,984          3,351          6,890              6             26          5,204          3,187
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,174            980          2,739         33,469            882            735          2,799            599
          (3,254)        (2,991)        (1,375)          (655)          (851)          (681)        (2,854)        (1,656)
              --             --             --             --             --             --             --             --
              --             --          1,959             --             --             --          1,426             --
              --             --             --            659             --             --         28,415         11,947
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (2,080)        (2,011)         3,323         33,473             31             54         29,786         10,890
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,066          3,973          6,674         40,363             37             80         34,990         14,077
          58,227         54,254         62,164         21,801             80             --         18,636          4,559
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $     60,293   $     58,227   $     68,838   $     62,164   $        117   $         80   $     53,626   $     18,636
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                                                    PIMCO            PIMCO
                                                       NEUBERGER BERMAN         REAL RETURN--    TOTAL RETURN--      ROYCE
                                                     AMT MID-CAP GROWTH--       ADMINISTRATIVE   ADMINISTRATIVE    MICRO-CAP
                                                            CLASS I              CLASS SHARES     CLASS SHARES     PORTFOLIO
                                                  ---------------------------   --------------   --------------   ------------
                                                      2005           2004          2005(D)          2005(D)         2005(E)
                                                  ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $         --   $         --    $         19     $         66    $        559
   Net realized gain (loss) on investments......         7,287            650             (36)            (113)            (51)
   Realized gain distribution received..........            --             --              17               73           1,689
   Change in unrealized appreciation
     (depreciation) on investments..............         2,717         11,014             (18)             (72)           (833)
                                                  ------------   ------------    ------------     ------------    ------------
     Net increase (decrease) in net assets
       resulting from operations................        10,004         11,664             (18)             (46)          1,364
                                                  ------------   ------------    ------------     ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         5,186         14,442              --               --           8,073
   Cost of insurance............................        (5,645)        (4,688)           (292)            (879)           (529)
   Policyowners' surrenders.....................            --             --              --               --          (1,689)
   Net transfers from (to) Fixed Account........            --            132           1,883            5,650           7,189
   Transfers between Investment Divisions.......       (22,004)        22,647              --               --         290,816
   Policyowners' death benefits.................            --             --              --               --              --
                                                  ------------   ------------    ------------     ------------    ------------
     Net contributions and (withdrawals)........       (22,463)        32,533           1,591            4,771         303,860
                                                  ------------   ------------    ------------     ------------    ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --              --               --              --
                                                  ------------   ------------    ------------     ------------    ------------
       Increase (decrease) in net assets........       (12,459)        44,197           1,573            4,725         305,224
NET ASSETS:
   Beginning of year............................        83,418         39,221              --               --              --
                                                  ------------   ------------    ------------     ------------    ------------
   End of year..................................  $     70,959   $     83,418    $      1,573     $      4,725    $    305,224
                                                  ============   ============    ============     ============    ============

                                                          VAN KAMPEN                    VAN KAMPEN
                                                         UIF EMERGING                  UIF EMERGING
                                                        MARKETS DEBT--               MARKETS EQUITY--
                                                            CLASS I                       CLASS I
                                                  ---------------------------   ---------------------------
                                                      2005           2004           2005           2004
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      2,050   $      1,416   $    (45,861)  $     13,429
   Net realized gain (loss) on investments......            57             14      1,205,409        377,858
   Realized gain distribution received..........           436            662             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............           583            (19)     7,299,536      3,658,564
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         3,126          2,073      8,459,084      4,049,851
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         4,073          1,710      4,499,681      3,447,555
   Cost of insurance............................          (839)          (328)    (1,791,252)    (1,303,882)
   Policyowners' surrenders.....................            --             --     (1,300,990)      (577,471)
   Net transfers from (to) Fixed Account........         1,959             --       (276,353)        36,120
   Transfers between Investment Divisions.......            --             --      4,646,309         51,107
   Policyowners' death benefits.................            --             --        (34,657)       (13,294)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........         5,193          1,382      5,742,738      1,640,135
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --         (4,364)        (5,682)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........         8,319          3,455     14,197,458      5,684,304
NET ASSETS:
   Beginning of year............................        23,554         20,099     22,542,548     16,858,244
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $     31,873   $     23,554   $ 36,740,006   $ 22,542,548
                                                  ============   ============   ============   ============


                                                          VAN KAMPEN
                                                    UIF U.S. REAL ESTATE--
                                                            CLASS I
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $        241   $         97
   Net realized gain (loss) on investments......           429        (17,111)
   Realized gain distribution received..........           532            112
   Change in unrealized appreciation
     (depreciation) on investments..............         3,431          1,766
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         4,633        (15,136)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        15,295          5,100
   Cost of insurance............................        (2,633)        (1,930)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........         1,426          7,070
   Transfers between Investment Divisions.......        12,120         18,292
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........        26,208         28,532
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........        30,841         13,396
NET ASSETS:
   Beginning of year............................        16,976          3,580
                                                  ------------   ------------
   End of year..................................  $     47,817   $     16,976
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                         VAN ECK
       ROYCE              T. ROWE PRICE                 T. ROWE PRICE                   WORLDWIDE              VAN ECK
     SMALL-CAP            EQUITY INCOME               LIMITED-TERM BOND                 ABSOLUTE              WORLDWIDE
     PORTFOLIO              PORTFOLIO                     PORTFOLIO                      RETURN              HARD ASSETS
    ------------   ---------------------------   ---------------------------   ---------------------------   ------------
      2005(E)          2005           2004           2005           2004           2005         2004(B)          2005
    ---------------------------------------------------------------------------------------------------------------------
    $         --   $    494,787   $    320,293   $      5,471   $      6,179   $         --   $         --   $        127
             (61)       229,686        217,733           (526)        (1,015)            --           (163)         2,583
           2,265      2,194,639        702,727             --             --             --             --             --
          (5,548)    (1,313,504)     2,731,173         (2,297)        (2,118)            --             --        129,029
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (3,344)     1,605,608      3,971,926          2,648          3,046             --           (163)       131,739
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          17,585      9,018,193      7,172,129         (2,103)         2,096             --             (1)       144,914
          (1,233)    (2,733,224)    (1,938,028)        (1,173)        (5,474)            --           (887)       (16,384)
              --     (1,687,838)    (1,306,945)            --             --             --             --             --
             442        257,000        661,880             --       (106,796)            --             --         18,781
         320,775      7,271,971      5,305,135         (7,400)            --             --          1,051        973,377
              --        (74,188)       (10,494)            --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         337,569     12,051,914      9,883,677        (10,676)      (110,174)            --            163      1,120,688
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --          1,156         (2,492)            --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         334,225     13,658,678     13,853,111         (8,028)      (107,128)            --             --      1,252,427
              --     34,837,395     20,984,284        162,093        269,221             --             --         30,491
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    334,225   $ 48,496,073   $ 34,837,395   $    154,065   $    162,093   $         --   $         --   $  1,282,918
    ============   ============   ============   ============   ============   ============   ============   ============


       VAN ECK
      WORLDWIDE
     HARD ASSETS
     ------------
         2004
     ------------
     $        888
             (335)
               --
            2,567
     ------------
            3,120
     ------------
            5,134
           (3,767)
               --
            7,502
           14,104
               --
     ------------
           22,973
     ------------
               --
     ------------
           26,093
            4,398
     ------------
     $     30,491
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider")). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1 are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity(R) Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Enhanced DCA Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord Abbett & Co., and Winslow Capital Management, Inc., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers fifty-six variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Thirty-two of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-seven of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions are available for all Group 1, Group 2, and Group 4 policies:

MainStay VP Balanced
MainStay VP Basic Value(1)
MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock(2)
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP High Yield Corporate Bond
MainStay VP Income & Growth(3)
MainStay VP International Equity
MainStay VP Large Cap Growth(4)
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value(5)
MainStay VP S&P 500 Index(6)
MainStay VP Small Cap Growth
MainStay VP Total Return
MainStay VP Value
Alger American Small Capitalization - Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth - Initial Shares
Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Worldwide Growth - Institutional
  Shares
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I

The following Investment Divisions are available for Group 3 policies:

MainStay VP Basic Value(1)
MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock(2)
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

MainStay VP High Yield Corporate Bond
MainStay VP Income & Growth(3)
MainStay VP Large Cap Growth(4)
MainStay VP S&P 500 Index(6)
MainStay VP Total Return
MainStay VP Value
Alger American Leveraged All Cap - Class O Shares
Alger American Small Capitalization - Class O Shares
American Century VP Inflation Protection - Class II
American Century VP International - Class II
American Century VP Value - Class II
Dreyfus IP Technology Growth - Initial Shares
Dreyfus VIF Developing Leaders - Initial Shares(7)
Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Fidelity(R) VIP Growth - Initial Class
Fidelity(R) VIP Index 500 - Initial Class
Fidelity(R) VIP Investment Grade Bond - Initial Class
Fidelity(R) VIP Mid Cap - Initial Class
Fidelity(R) VIP Overseas - Initial Class
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Mid Cap Growth - Institutional Shares(8)
Janus Aspen Series Worldwide Growth - Institutional
  Shares
MFS(R) Investors Trust Series - Initial Class
MFS(R) New Discovery Series - Initial Class
MFS(R) Research Series - Initial Class
MFS(R) Utilities Series - Initial Class
Neuberger Berman AMT Mid-Cap Growth - Class I
PIMCO Global Bond - Administrative Class Shares
PIMCO Low Duration - Administrative Class Shares
PIMCO Real Return - Administrative Class Shares
PIMCO Total Return - Administrative Class Shares
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
Van Eck Worldwide Absolute Return
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Debt - Class I
Van Kampen UIF Emerging Markets Equity - Class I
Van Kampen UIF U.S. Real Estate - Class I

Not all investment divisions are available under all policies.

(1) Formerly MainStay VP Dreyfus Large Company Value         (5) Formerly MainStay VP Equity Income
(2) Formerly MainStay VP Growth Equity                       (6) Formerly MainStay VP Indexed Equity
(3) Formerly MainStay VP American Century Income &           (7) Formerly Dreyfus VIF Small Cap
Growth                                                       (8) Formerly Janus Aspen Series Aggressive
(4) Formerly MainStay VP Growth                              Growth

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following Investment Divisions: PIMCO Global Bond - Administrative Class Shares, and PIMCO Low Duration - Administrative Class Shares.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider and SVUL policies issued on and after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2005, the investments of VUL Separate Account-I are as follows:


                                                     MAINSTAY VP                     MAINSTAY VP
                                     MAINSTAY VP        BASIC        MAINSTAY VP       CAPITAL       MAINSTAY VP
                                     BALANCED--        VALUE--         BOND--       APPRECIATION--      CASH
                                    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                    ----------------------------------------------------------------------------
Number of shares..................         926             859           2,096           10,078         33,893
Identified cost...................     $ 9,416         $ 8,636         $28,451         $218,434        $33,892


                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP
                                       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--
                                    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                    -----------------------------------------------------------------------------
Number of shares..................       1,654           2,342           2,754           9,858           1,776
Identified cost...................     $20,744         $24,502         $30,276        $217,778         $17,166

  Investment activity for the year ended December 31, 2005 was as follows:


                                                     MAINSTAY VP                     MAINSTAY VP
                                     MAINSTAY VP        BASIC        MAINSTAY VP       CAPITAL       MAINSTAY VP
                                     BALANCED--        VALUE--         BOND--       APPRECIATION--      CASH
                                    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                    ----------------------------------------------------------------------------
Purchases.........................     $ 9,492         $ 1,899         $ 4,475         $  4,953        $27,803
Proceeds from sales...............          78             756           3,214           20,106         27,199


                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP
                                       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--
                                    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                    -----------------------------------------------------------------------------
Purchases.........................     $11,693         $11,571         $12,726        $ 20,770         $ 5,682
Proceeds from sales...............       7,925           7,127           7,701          15,746           6,616

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                          MAINSTAY VP
      MAINSTAY VP                     MAINSTAY VP                         HIGH YIELD       MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP       FLOATING        MAINSTAY VP        CORPORATE        INCOME &       INTERNATIONAL
        STOCK--      CONVERTIBLE--       RATE--         GOVERNMENT--        BOND--          GROWTH--         EQUITY--
     INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
     -------------------------------------------------------------------------------------------------------------------
           4,773          2,901           2,516             1,908             9,572              678            2,479
        $104,988        $30,092         $24,938           $20,971           $88,025          $ 6,933          $31,372


      MAINSTAY VP
       LARGE CAP
       GROWTH--
     INITIAL CLASS
     -------------
          1,515
        $16,596

                                         ALGER             ALGER           AMERICAN
      MAINSTAY VP                       AMERICAN          AMERICAN        CENTURY VP       AMERICAN        AMERICAN
         TOTAL        MAINSTAY VP      LEVERAGED           SMALL          INFLATION       CENTURY VP      CENTURY VP
       RETURN--         VALUE--        ALL CAP--      CAPITALIZATION--   PROTECTION--   INTERNATIONAL--     VALUE--
     INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        CLASS II        CLASS II
     ----------------------------------------------------------------------------------------------------------------
           3,481          4,097               2             1,655                1               14              35
        $ 60,993        $62,014         $    70           $27,386          $     7          $   106         $   293


        CALVERT
        SOCIAL
       BALANCED
     -------------
          2,301
        $ 4,082

                                                                          MAINSTAY VP
      MAINSTAY VP                     MAINSTAY VP                         HIGH YIELD       MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP       FLOATING        MAINSTAY VP        CORPORATE        INCOME &       INTERNATIONAL
        STOCK--      CONVERTIBLE--       RATE--         GOVERNMENT--        BOND--          GROWTH--         EQUITY--
     INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
     -------------------------------------------------------------------------------------------------------------------
        $  6,031        $ 3,681         $25,278           $ 3,096           $17,031          $ 1,542          $13,685
           7,884          2,985             339             2,953            10,287              693            1,103


      MAINSTAY VP
       LARGE CAP
       GROWTH--
     INITIAL CLASS
     -------------
        $ 1,925
          2,237

                                         ALGER             ALGER           AMERICAN
      MAINSTAY VP                       AMERICAN          AMERICAN        CENTURY VP       AMERICAN        AMERICAN
         TOTAL        MAINSTAY VP      LEVERAGED           SMALL          INFLATION       CENTURY VP      CENTURY VP
       RETURN--         VALUE--        ALL CAP--      CAPITALIZATION--   PROTECTION--   INTERNATIONAL--     VALUE--
     INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        CLASS II        CLASS II
     ----------------------------------------------------------------------------------------------------------------
        $  3,398        $ 6,374         $   360           $ 7,061          $     8          $   408         $   156
           5,090          6,531             361             5,601                2              362             721


        CALVERT
        SOCIAL
       BALANCED
     -------------
        $   710
            330

--------------------------------------------------------------------------------

                                                                                              FIDELITY(R)
                                       DREYFUS IP        DREYFUS VIF        FIDELITY(R)           VIP           FIDELITY(R)
                                       TECHNOLOGY         DEVELOPING            VIP             EQUITY-             VIP
                                        GROWTH--          LEADERS--       CONTRAFUND(R)--      INCOME--          GROWTH--
                                     INITIAL SHARES     INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                    -----------------------------------------------------------------------------------------
Number of shares..................          905                 7               5,109             2,157                10
Identified cost...................       $7,381              $316            $118,408           $48,761           $   332


                                     FIDELITY(R)
                                         VIP
                                     INDEX 500--
                                    INITIAL CLASS
                                    -------------
Number of shares..................          10
Identified cost...................      $1,392


                                                                          NEUBERGER
                                         MFS(R)             MFS(R)        BERMAN AMT       PIMCO            PIMCO
                                        RESEARCH          UTILITIES        MID-CAP     REAL RETURN--    TOTAL RETURN--     ROYCE
                                        SERIES--           SERIES--        GROWTH--    ADMINISTRATIVE   ADMINISTRATIVE   MICRO-CAP
                                     INITIAL CLASS      INITIAL CLASS      CLASS I      CLASS SHARES     CLASS SHARES    PORTFOLIO
                                    ----------------------------------------------------------------------------------------------
Number of shares..................           --                 2                 3            --               --            24
Identified cost...................       $   --              $ 49          $     54       $     2          $     5        $  305

                                                                                              FIDELITY(R)
                                       DREYFUS IP        DREYFUS VIF        FIDELITY(R)           VIP           FIDELITY(R)
                                       TECHNOLOGY         DEVELOPING            VIP             EQUITY-             VIP
                                        GROWTH--          LEADERS--       CONTRAFUND(R)--      INCOME--          GROWTH--
                                     INITIAL SHARES     INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                    -----------------------------------------------------------------------------------------
Purchases.........................       $2,623              $391            $ 20,950           $ 9,077           $   496
Proceeds from sales...............        1,991               369               4,655             3,263               493


                                     FIDELITY(R)
                                         VIP
                                     INDEX 500--
                                    INITIAL CLASS
                                    -------------
Purchases.........................      $  588
Proceeds from sales...............          42


                                                                          NEUBERGER
                                         MFS(R)             MFS(R)        BERMAN AMT       PIMCO            PIMCO
                                        RESEARCH          UTILITIES        MID-CAP     REAL RETURN--    TOTAL RETURN--     ROYCE
                                        SERIES--           SERIES--        GROWTH--    ADMINISTRATIVE   ADMINISTRATIVE   MICRO-CAP
                                     INITIAL CLASS      INITIAL CLASS      CLASS I      CLASS SHARES     CLASS SHARES    PORTFOLIO
                                    ----------------------------------------------------------------------------------------------
Purchases.........................       $    1              $ 46          $      5       $     4          $    11        $  309
Proceeds from sales...............            1                16                28             2                6             4

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                     JANUS ASPEN     JANUS ASPEN
     FIDELITY(R)                                     JANUS ASPEN       SERIES          SERIES          MFS(R)          MFS(R)
         VIP         FIDELITY(R)     FIDELITY(R)       SERIES          MID CAP        WORLDWIDE       INVESTORS          NEW
     INVESTMENT          VIP             VIP         BALANCED--       GROWTH--        GROWTH--          TRUST         DISCOVERY
    GRADE BOND--      MID CAP--      OVERSEAS--     INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL     SERIES--        SERIES--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS      SHARES          SHARES          SHARES       INITIAL CLASS   INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------------
          16                85             66             4,358              5            3,668              3             4
        $198           $ 2,714         $1,113          $101,801         $  102         $117,819        $    54           $58

                                                                                  VAN            VAN
                                     T. ROWE                                    KAMPEN         KAMPEN            VAN
                     T. ROWE          PRICE                                       UIF            UIF           KAMPEN
                      PRICE         LIMITED-        VAN ECK                    EMERGING       EMERGING        UIF U.S.
       ROYCE         EQUITY           TERM         WORLDWIDE      VAN ECK       MARKETS        MARKETS          REAL
     SMALL-CAP       INCOME           BOND         ABSOLUTE      WORLDWIDE      DEBT--        EQUITY--        ESTATE--
     PORTFOLIO      PORTFOLIO       PORTFOLIO       RETURN      HARD ASSETS     CLASS I        CLASS I         CLASS I
    ---------------------------------------------------------------------------------------------------------------------
         34            2,226             31              --           46              4          2,482             2
       $339          $44,955         $  160        $     --       $1,143       $     30        $21,677           $42

                                                                     JANUS ASPEN     JANUS ASPEN
     FIDELITY(R)                                     JANUS ASPEN       SERIES          SERIES          MFS(R)          MFS(R)
         VIP         FIDELITY(R)     FIDELITY(R)       SERIES          MID CAP        WORLDWIDE       INVESTORS          NEW
     INVESTMENT          VIP             VIP         BALANCED--       GROWTH--        GROWTH--          TRUST         DISCOVERY
    GRADE BOND--      MID CAP--      OVERSEAS--     INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL     SERIES--        SERIES--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS      SHARES          SHARES          SHARES       INITIAL CLASS   INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------------
        $178           $ 2,487         $  655          $  8,567         $    9         $  5,727        $     2           $ 5
           7             1,583             16             7,533              4            8,846              4             1

                                                                                  VAN            VAN
                                     T. ROWE                                    KAMPEN         KAMPEN            VAN
                     T. ROWE          PRICE                                       UIF            UIF           KAMPEN
                      PRICE         LIMITED-        VAN ECK                    EMERGING       EMERGING        UIF U.S.
       ROYCE         EQUITY           TERM         WORLDWIDE      VAN ECK       MARKETS        MARKETS          REAL
     SMALL-CAP       INCOME           BOND         ABSOLUTE      WORLDWIDE      DEBT--        EQUITY--        ESTATE--
     PORTFOLIO      PORTFOLIO       PORTFOLIO       RETURN      HARD ASSETS     CLASS I        CLASS I         CLASS I
    ---------------------------------------------------------------------------------------------------------------------
       $349          $16,231         $    7        $     --       $1,122       $      8        $ 8,482           $29
         10            1,520             12              --            9              1          3,011             2

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

  processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle
  SVUL:

                                                                MONTHLY               MONTHLY
                                                            CONTRACT CHARGE       CONTRACT CHARGE
           POLICY                                            POLICY YEAR 1    SUBSEQUENT POLICY YEARS
           ------                                           ---------------   -----------------------
           VUL............................................       $N/A                   $ 7
           SVUL...........................................         60                    10
           VUL 2000.......................................         30                    10
           VUL Provider...................................         30                    10
           Pinnacle VUL*..................................        100                    25
           Pinnacle SVUL*.................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from ..05% to .35%. If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate
     Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follow:


                                          MAINSTAY VP             MAINSTAY VP                     MAINSTAY VP
                                          BALANCED--             BASIC VALUE--                      BOND--
                                         INITIAL CLASS           INITIAL CLASS                   INITIAL CLASS
                                         -------------   -----------------------------   -----------------------------
                                            2005(C)          2005            2004            2005            2004
                                         -----------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................         727              37              63              95             100
Units redeemed.........................          (9)            (13)            (22)           (131)           (168)
                                            -------         -------         -------         -------         -------
  Net increase (decrease)..............         718              24              41             (36)            (68)
                                            =======         =======         =======         =======         =======
GROUP 2 POLICIES
Units issued...........................         107              86             141             121             149
Units redeemed.........................          (4)            (63)            (63)            (97)            (85)
                                            -------         -------         -------         -------         -------
  Net increase (decrease)..............         103              23              78              24              64
                                            =======         =======         =======         =======         =======
GROUP 3 POLICIES
Units issued...........................          --               1               4               4              21
Units redeemed.........................          --              --              --             (17)             (2)
                                            -------         -------         -------         -------         -------
  Net increase (decrease)..............          --               1               4             (13)             19
                                            =======         =======         =======         =======         =======
GROUP 4 POLICIES
Units issued...........................         102              59              77             135             127
Units redeemed.........................          (5)            (19)            (11)            (48)            (35)
                                            -------         -------         -------         -------         -------
  Net increase (decrease)..............          97              40              66              87              92
                                            =======         =======         =======         =======         =======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


             MAINSTAY VP                                                     MAINSTAY VP                     MAINSTAY VP
       CAPITAL APPRECIATION--                MAINSTAY VP                   COMMON STOCK--                   CONVERTIBLE--
            INITIAL CLASS                  CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2005            2004            2005            2004            2005            2004            2005            2004
    -----------------------------------------------------------------------------------------------------------------------------
         1,392           1,685           3,772           1,878             317             394              69             113
        (2,143)         (1,823)         (5,173)         (3,156)           (466)           (431)           (118)            (51)
       -------         -------         -------         -------         -------         -------         -------         -------
          (751)           (138)         (1,401)         (1,278)           (149)            (37)            (49)             62
       =======         =======         =======         =======         =======         =======         =======         =======
         1,520           1,874           2,435           3,681             549             696             220             287
        (1,537)         (1,251)         (3,180)         (5,637)           (577)           (452)           (212)           (185)
       -------         -------         -------         -------         -------         -------         -------         -------
           (17)            623            (745)         (1,956)            (28)            244               8             102
       =======         =======         =======         =======         =======         =======         =======         =======
             4               9           2,298           2,097               9              15               3               4
            (2)             (2)         (1,465)         (1,558)             (2)             (2)             (2)             (1)
       -------         -------         -------         -------         -------         -------         -------         -------
             2               7             833             539               7              13               1               3
       =======         =======         =======         =======         =======         =======         =======         =======
           205             234           6,510           5,478             135             163             149             196
          (104)            (56)         (4,657)         (3,560)            (65)            (36)            (59)            (39)
       -------         -------         -------         -------         -------         -------         -------         -------
           101             178           1,853           1,918              70             127              90             157
       =======         =======         =======         =======         =======         =======         =======         =======


       MAINSTAY VP
     FLOATING RATE--
      INITIAL CLASS
     ---------------
         2005(C)
     ---------------
           2,371
              (1)
         -------
           2,370
         =======
              58
              (1)
         -------
              57
         =======
              --
              --
         -------
              --
         =======
              35
              (2)
         -------
              33
         =======

--------------------------------------------------------------------------------


                                                                                  MAINSTAY VP
                                                  MAINSTAY VP                     HIGH YIELD
                                                 GOVERNMENT--                  CORPORATE BOND--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2005            2004            2005            2004
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................         64              80             223             314
Units redeemed.........................       (119)           (122)           (369)           (290)
                                             -----           -----           -----           -----
  Net increase (decrease)..............        (55)            (42)           (146)             24
                                             =====           =====           =====           =====
GROUP 2 POLICIES
Units issued...........................         84             111             259             399
Units redeemed.........................        (76)           (131)           (224)           (159)
                                             -----           -----           -----           -----
  Net increase (decrease)..............          8             (20)             35             240
                                             =====           =====           =====           =====
GROUP 3 POLICIES
Units issued...........................          3               6               5              26
Units redeemed.........................         (1)             (3)             (5)            (21)
                                             -----           -----           -----           -----
  Net increase (decrease)..............          2               3              --               5
                                             =====           =====           =====           =====
GROUP 4 POLICIES
Units issued...........................         90              90             445             398
Units redeemed.........................        (48)            (27)           (122)            (71)
                                             -----           -----           -----           -----
  Net increase (decrease)..............         42              63             323             327
                                             =====           =====           =====           =====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  INTERNATIONAL                   LARGE CAP                      MID CAP
         INCOME & GROWTH--                 EQUITY--                      GROWTH--                       CORE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
          38             40            341            269             75            100            321            259
         (33)           (14)          (104)           (77)          (138)           (44)          (599)           (23)
       -----          -----          -----          -----          -----          -----          -----          -----
           5             26            237            192            (63)            56           (278)           236
       =====          =====          =====          =====          =====          =====          =====          =====

          74            104            347            264            284            370            225            170
         (58)           (48)           (57)           (58)          (311)          (343)           (41)           (27)
       -----          -----          -----          -----          -----          -----          -----          -----
          16             56            290            206            (27)            27            184            143
       =====          =====          =====          =====          =====          =====          =====          =====

          --             10             --             --              3              3             --             --
          (1)           (35)            --             --             --             --             --             --
       -----          -----          -----          -----          -----          -----          -----          -----
          (1)           (25)            --             --              3              3             --             --
       =====          =====          =====          =====          =====          =====          =====          =====

          59             53            251            168             74             91            225            157
         (13)           (10)           (53)           (22)           (38)           (31)           (45)           (23)
       -----          -----          -----          -----          -----          -----          -----          -----
          46             43            198            146             36             60            180            134
       =====          =====          =====          =====          =====          =====          =====          =====

--------------------------------------------------------------------------------


                                                  MAINSTAY VP                     MAINSTAY VP
                                                    MID CAP                         MID CAP
                                                   GROWTH--                         VALUE--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2005            2004            2005            2004
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        390             283             427             344
Units redeemed.........................       (585)            (44)           (611)            (66)
                                            ------          ------          ------          ------
  Net increase (decrease)..............       (195)            239            (184)            278
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        297             264             284             280
Units redeemed.........................        (86)            (53)           (105)            (70)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        211             211             179             210
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         --              --              --              --
Units redeemed.........................         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         --              --              --              --
                                            ======          ======          ======          ======
GROUP 4 POLICIES
Units issued...........................        356             280             340             255
Units redeemed.........................        (78)            (47)            (75)            (41)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        278             233             265             214
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


             MAINSTAY VP                     MAINSTAY VP
               S&P 500                        SMALL CAP                      MAINSTAY VP                     MAINSTAY VP
               INDEX--                        GROWTH--                     TOTAL RETURN--                      VALUE--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2005            2004            2005            2004            2005            2004            2005            2004
    -----------------------------------------------------------------------------------------------------------------------------
          682             804             111             177             283             336             261             311
         (889)           (799)           (549)            (41)           (431)           (382)           (360)           (310)
       ------          ------          ------          ------          ------          ------          ------          ------
         (207)              5            (438)            136            (148)            (46)            (99)              1
       ======          ======          ======          ======          ======          ======          ======          ======

        1,348           1,641             167             239             259             306             253             322
       (1,078)           (961)            (84)            (69)           (237)           (177)           (230)           (177)
       ------          ------          ------          ------          ------          ------          ------          ------
          270             680              83             170              22             129              23             145
       ======          ======          ======          ======          ======          ======          ======          ======

           16              61              --              --               1              10              10              27
          (37)            (28)             --              --              (1)             (1)             (8)             (8)
       ------          ------          ------          ------          ------          ------          ------          ------
          (21)             33              --              --              --               9               2              19
       ======          ======          ======          ======          ======          ======          ======          ======

          838           1,070             249             228              90             105             172             192
         (230)           (152)            (64)            (42)            (37)            (24)            (68)            (42)
       ------          ------          ------          ------          ------          ------          ------          ------
          608             918             185             186              53              81             104             150
       ======          ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                 ALGER
                                         ALGER AMERICAN        AMERICAN        AMERICAN CENTURY VP
                                            LEVERAGED            SMALL              INFLATION
                                            ALL CAP--      CAPITALIZATION--        PROTECTION--
                                         CLASS O SHARES     CLASS O SHARES           CLASS II
                                         ---------------   -----------------   --------------------
                                          2005     2004     2005      2004       2005      2004(b)
                                         ----------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      --       --      225       272         --          --
Units redeemed.........................      --       --     (229)     (278)        --          --
                                         ------   ------   ------    ------     ------      ------
  Net increase (decrease)..............      --       --       (4)       (6)        --          --
                                         ======   ======   ======    ======     ======      ======
GROUP 2 POLICIES
Units issued...........................      --       --      291       374         --          --
Units redeemed.........................      --       --     (224)     (248)        --          --
                                         ------   ------   ------    ------     ------      ------
  Net increase (decrease)..............      --       --       67       126         --          --
                                         ======   ======   ======    ======     ======      ======
GROUP 3 POLICIES
Units issued...........................      26        2       25        24          1          --
Units redeemed.........................     (26)      --      (26)       (3)        --          --
                                         ------   ------   ------    ------     ------      ------
  Net increase (decrease)..............      --        2       (1)       21          1          --
                                         ======   ======   ======    ======     ======      ======
GROUP 4 POLICIES
Units issued...........................      --       --       98       103         --          --
Units redeemed.........................      --       --      (34)      (16)        --          --
                                         ------   ------   ------    ------     ------      ------
  Net increase (decrease)..............      --       --       64        87         --          --
                                         ======   ======   ======    ======     ======      ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


    AMERICAN CENTURY       AMERICAN                           DREYFUS IP        DREYFUS VIF
           VP             CENTURY VP          CALVERT         TECHNOLOGY        DEVELOPING
     INTERNATIONAL--        VALUE--           SOCIAL           GROWTH--          LEADERS--
        CLASS II           CLASS II          BALANCED       INITIAL SHARES    INITIAL SHARES
    -----------------   ---------------   ---------------   ---------------   ---------------
     2005      2004      2005     2004     2005     2004     2005     2004     2005     2004
    -----------------------------------------------------------------------------------------
        --        --        --       --       16       16       55      195       --       --
        --        --        --       --      (13)     (13)     (95)     (29)      --       --
    ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
        --        --        --       --        3        3      (40)     166       --       --
    ======    ======    ======   ======   ======   ======   ======   ======   ======   ======

        --        --        --       --       33       35       67       91       --       --
        --        --        --       --      (32)     (24)     (37)     (31)      --       --
    ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
        --        --        --       --        1       11       30       60       --       --
    ======    ======    ======   ======   ======   ======   ======   ======   ======   ======

        27        --         1       53       --       --       43        2       26       10
       (23)      (13)      (49)      (1)      --       --      (44)      (1)     (24)      (1)
    ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
         4       (13)      (48)      52       --       --       (1)       1        2        9
    ======    ======    ======   ======   ======   ======   ======   ======   ======   ======

        --        --        --       --       29       25      110      113       --       --
        --        --        --       --       (7)      (5)     (43)     (27)      --       --
    ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
        --        --        --       --       22       20       67       86       --       --
    ======    ======    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------

                                                  FIDELITY(R)                     FIDELITY(R)
                                                      VIP                             VIP
                                                CONTRAFUND(R)--                 EQUITY-INCOME--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2005            2004            2005            2004
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        611             574             216             298
Units redeemed.........................       (438)           (409)           (205)           (157)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        173             165              11             141
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        852             835             233             315
Units redeemed.........................       (453)           (395)           (180)           (156)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        399             440              53             159
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         99              51              13              27
Units redeemed.........................         (4)             (3)             (2)            (61)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         95              48              11             (34)
                                            ======          ======          ======          ======
GROUP 4 POLICIES
Units issued...........................        557             363             279             291
Units redeemed.........................       (120)            (72)            (70)            (42)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        437             291             209             249
                                            ======          ======          ======          ======


                                                  FIDELITY(R)
                                                 VIP GROWTH--
                                                 INITIAL CLASS
                                         -----------------------------
                                             2005            2004
                                         -----------------------------
GROUP 1 POLICIES
Units issued...........................         --              --
Units redeemed.........................         --              --
                                            ------          ------
  Net increase (decrease)..............         --              --
                                            ======          ======
GROUP 2 POLICIES
Units issued...........................         --              --
Units redeemed.........................         --              --
                                            ------          ------
  Net increase (decrease)..............         --              --
                                            ======          ======
GROUP 3 POLICIES
Units issued...........................         50               7
Units redeemed.........................        (49)             (1)
                                            ------          ------
  Net increase (decrease)..............          1               6
                                            ======          ======
GROUP 4 POLICIES
Units issued...........................         --              --
Units redeemed.........................         --              --
                                            ------          ------
  Net increase (decrease)..............         --              --
                                            ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


      FIDELITY(R)     FIDELITY(R) VIP                       FIDELITY(R)          JANUS ASPEN
          VIP           INVESTMENT        FIDELITY(R)           VIP                SERIES
      INDEX 500--      GRADE BOND--      VIP MID CAP--      OVERSEAS--           BALANCED--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------------
     2005     2004     2005     2004     2005     2004     2005     2004      2005        2004
    ---------------------------------------------------------------------------------------------
        --       --       --       --       --       --       --       --       266         340
        --       --       --       --       --       --       --       --      (391)       (474)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --      (125)       (134)
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

        --       --       --       --       --       --       --       --       804       1,024
        --       --       --       --       --       --       --       --      (832)       (787)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       (28)        237
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

        50       26       15       --       49       85       49       14         5          11
        (2)      (5)      --       (5)      (5)     (22)      (1)     (18)       (3)         (5)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        48       21       15       (5)      44       63       48       (4)        2           6
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

        --       --       --       --       --       --       --       --       310         311
        --       --       --       --       --       --       --       --      (125)        (75)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       185         236
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

--------------------------------------------------------------------------------


                                              JANUS ASPEN             JANUS ASPEN
                                                SERIES                  SERIES               MFS(R)
                                                MID CAP                WORLDWIDE           INVESTORS
                                               GROWTH--                GROWTH--          TRUST SERIES--
                                         INSTITUTIONAL SHARES    INSTITUTIONAL SHARES    INITIAL CLASS
                                         ---------------------   ---------------------   --------------
                                           2005        2004        2005        2004       2005    2004
                                         --------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       --          --         513         613         --      --
Units redeemed.........................       --          --        (789)       (695)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --        (276)        (82)        --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 2 POLICIES
Units issued...........................       --          --       1,054       1,335         --      --
Units redeemed.........................       --          --      (1,118)     (1,022)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --         (64)        313         --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 3 POLICIES
Units issued...........................       --          21           3           5         --      --
Units redeemed.........................       --         (15)         (2)         (1)        --      (1)
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --           6           1           4         --      (1)
                                          ======      ======      ======      ======     ======   =====
GROUP 4 POLICIES
Units issued...........................       --          --         175         177         --      --
Units redeemed.........................       --          --         (79)        (46)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --          96         131         --      --
                                          ======      ======      ======      ======     ======   =====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                    NEUBERGER
         MFS(R)                                  MFS(R)            BERMAN AMT           PIMCO            PIMCO
      NEW DISCOVERY          MFS(R)             UTILITIES            MID-CAP        REAL RETURN--    TOTAL RETURN--
        SERIES--        RESEARCH SERIES--       SERIES--            GROWTH--        ADMINISTRATIVE   ADMINISTRATIVE
      INITIAL CLASS       INITIAL CLASS       INITIAL CLASS          CLASS I         CLASS SHARES     CLASS SHARES
    -----------------   -----------------   -----------------   -----------------   --------------   --------------
     2005      2004      2005     2004(a)    2005      2004      2005      2004        2005(d)          2005(d)
    ---------------------------------------------------------------------------------------------------------------
        --        --        --        --        --        --        --        --            --               --
        --        --        --        --        --        --        --        --            --               --
    ------    ------    ------    ------    ------    ------    ------    ------        ------           ------
        --        --        --        --        --        --        --        --            --               --
    ======    ======    ======    ======    ======    ======    ======    ======        ======           ======

        --        --        --        --        --        --        --        --            --               --
        --        --        --        --        --        --        --        --            --               --
    ------    ------    ------    ------    ------    ------    ------    ------        ------           ------
        --        --        --        --        --        --        --        --            --               --
    ======    ======    ======    ======    ======    ======    ======    ======        ======           ======

        --         4        --        --         2         1        --         3            --               --
        --        --        --        --        --        --        (2)       --            --               --
    ------    ------    ------    ------    ------    ------    ------    ------        ------           ------
        --         4        --        --         2         1        (2)        3            --               --
    ======    ======    ======    ======    ======    ======    ======    ======        ======           ======

        --        --        --        --        --        --        --        --            --               --
        --        --        --        --        --        --        --        --            --               --
    ------    ------    ------    ------    ------    ------    ------    ------        ------           ------
        --        --        --        --        --        --        --        --            --               --
    ======    ======    ======    ======    ======    ======    ======    ======        ======           ======

--------------------------------------------------------------------------------


                                                                          T. ROWE PRICE
                                 ROYCE       ROYCE      T. ROWE PRICE     LIMITED-TERM
                               MICRO-CAP   SMALL-CAP    EQUITY INCOME         BOND
                               PORTFOLIO   PORTFOLIO      PORTFOLIO         PORTFOLIO
                               ---------   ---------   ---------------   ---------------
                                2005(E)     2005(E)     2005     2004     2005     2004
                               ---------------------------------------------------------
GROUP 1 POLICIES
Units issued................        10          12        444      377       --       --
Units redeemed..............        --          --       (109)     (86)      --       --
                                ------      ------     ------   ------   ------   ------
  Net increase (decrease)...        10          12        335      291       --       --
                                ======      ======     ======   ======   ======   ======
GROUP 2 POLICIES
Units issued................         9           7        420      411       --       --
Units redeemed..............        --          --       (188)    (148)      --       --
                                ------      ------     ------   ------   ------   ------
  Net increase (decrease)...         9           7        232      263       --       --
                                ======      ======     ======   ======   ======   ======
GROUP 3 POLICIES
Units issued................        --          --         16       13       --       --
Units redeemed..............        --          --         (6)     (24)      (1)     (11)
                                ------      ------     ------   ------   ------   ------
  Net increase (decrease)...        --          --         10      (11)      (1)     (11)
                                ======      ======     ======   ======   ======   ======
GROUP 4 POLICIES
Units issued................        11          15        421      321       --       --
Units redeemed..............        --          --        (91)     (51)      --       --
                                ------      ------     ------   ------   ------   ------
  Net increase (decrease)...        11          15        330      270       --       --
                                ======      ======     ======   ======   ======   ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

(c) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(e) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                             VAN KAMPEN        VAN KAMPEN        VAN KAMPEN
         VAN ECK                            UIF EMERGING      UIF EMERGING        UIF U.S.
        WORLDWIDE            VAN ECK           MARKETS           MARKETS            REAL
         ABSOLUTE           WORLDWIDE          DEBT--           EQUITY--          ESTATE--
          RETURN           HARD ASSETS         CLASS I           CLASS I           CLASS I
    ------------------   ---------------   ---------------   ---------------   ---------------
      2005     2004(B)    2005     2004     2005     2004     2005     2004     2005     2004
    ------------------------------------------------------------------------------------------
         --        --        39       --       --       --      253      141       --       --
         --        --        --       --       --       --     (154)     (97)      --       --
     ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
         --        --        39       --       --       --       99       44       --       --
     ======    ======    ======   ======   ======   ======   ======   ======   ======   ======

         --        --        14       --       --       --      184      122       --       --
         --        --        --       --       --       --      (89)     (90)      --       --
     ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
         --        --        14       --       --       --       95       32       --       --
     ======    ======    ======   ======   ======   ======   ======   ======   ======   ======

         --        --        24        2       --       --        1        5        1        1
         --        --        (1)      --       --       --       (1)      --       --       --
     ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
         --        --        23        2       --       --       --        5        1        1
     ======    ======    ======   ======   ======   ======   ======   ======   ======   ======

         --        --        12       --       --       --      174       65       --       --
         --        --        --       --       --       --      (28)     (13)      --       --
     ------    ------    ------   ------   ------   ------   ------   ------   ------   ------
         --        --        12       --       --       --      146       52       --       --
     ======    ======    ======   ======   ======   ======   ======   ======   ======   ======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2005, 2004, 2003, 2002, and 2001:


                                                   MAINSTAY VP
                                                   BALANCED--                         MAINSTAY VP
                                                  INITIAL CLASS                BASIC VALUE--INITIAL CLASS
                                                  -------------   ----------------------------------------------------
                                                      2005          2005       2004       2003       2002       2001
                                                  --------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................     $  7,562     $  2,171   $  1,805   $  1,238   $    725   $    691
Units Outstanding...............................          718          195        171        130         96         70
Variable Accumulation Unit Value................     $  10.53     $  11.07   $  10.57   $   9.56   $   7.52   $   9.82
Total Return....................................         5.3%         4.7%      10.6%      27.1%     (23.4%)     (5.2%)
Investment Income Ratio.........................         1.4%         1.0%       1.1%       0.9%       0.7%       1.2%

GROUP 2 POLICIES(b)
Net Assets......................................     $  1,092     $  5,881   $  5,346   $  4,035   $  2,364   $  2,001
Units Outstanding...............................          103          497        474        396        296        192
Variable Accumulation Unit Value................     $  10.55     $  11.83   $  11.28   $  10.18   $   8.00   $  10.42
Total Return....................................         5.5%         4.9%      10.8%      27.3%     (23.2%)     (4.9%)
Investment Income Ratio.........................         2.4%         1.0%       1.1%       1.0%       0.7%       1.1%

GROUP 3 POLICIES
Net Assets......................................     $     --     $    132   $    118   $     63   $     10   $     --
Units Outstanding...............................           --           11         10          6          1         --
Variable Accumulation Unit Value................     $     --     $  12.40   $  11.76   $  10.56   $   8.26   $     --
Total Return....................................           --         5.4%      11.4%      27.9%     (17.4%)        --
Investment Income Ratio.........................           --         0.9%       1.0%       1.3%       0.7%         --

GROUP 4 POLICIES
Net Assets......................................     $  1,040     $  1,796   $  1,234   $    407   $     74   $     --
Units Outstanding...............................           97          144        104         38          9         --
Variable Accumulation Unit Value................     $  10.58     $  12.49   $  11.85   $  10.64   $   8.31   $     --
Total Return....................................         5.8%         5.4%      11.4%      27.9%     (16.9%)        --
Investment Income Ratio.........................         2.4%         1.0%       1.4%       1.4%       1.8%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                        MAINSTAY VP                                            MAINSTAY VP
                    BOND--INITIAL CLASS                            CAPITAL APPRECIATION--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 13,134   $ 13,637   $ 14,432   $ 13,958   $ 12,184   $171,702   $174,254   $171,100   $131,204   $185,293
         686        722        790        793        753      8,138      8,889      9,027      8,730      8,468
    $  19.15   $  18.88   $  18.26   $  17.59   $  16.18   $  21.11   $  19.60   $  18.95   $  15.03   $  21.88
        1.5%       3.4%       3.8%       8.7%       8.5%       7.7%       3.4%      26.1%     (31.4%)    (23.8%)
        3.2%       3.4%       4.1%       4.6%       5.4%         --       0.3%       0.2%       0.1%       0.1%

    $ 10,207   $  9,680   $  8,491   $  6,999   $  3,868   $ 57,246   $ 53,193   $ 46,871   $ 30,458   $ 29,631
         718        694        630        540        325      7,159      7,176      6,553      5,381      3,603
    $  14.19   $  13.96   $  13.48   $  12.96   $  11.89   $   8.00   $   7.41   $   7.15   $   5.66   $   8.22
        1.7%       3.6%       4.0%       9.0%       8.7%       7.9%       3.6%      26.4%     (31.2%)    (23.6%)
        3.3%       3.8%       4.3%       5.7%       9.6%         --       0.3%       0.2%       0.1%       0.1%

    $    379   $    528   $    292   $     55   $      7   $    287   $    249   $    171   $     89   $     72
          31         44         25          5          1         28         26         19         13          7
    $  12.21   $  11.95   $  11.48   $  10.99   $  10.04   $  10.21   $   9.42   $   9.05   $   7.12   $  10.30
        2.2%       4.1%       4.5%       9.5%       0.4%       8.4%       4.2%      27.0%     (30.9%)      3.0%
        3.1%       4.4%       5.2%       6.3%      53.8%         --       0.3%       0.3%       0.1%       0.3%

    $  3,851   $  2,747   $  1,614   $    552   $     --   $  5,305   $  3,823   $  1,868   $    443   $     --
         323        236        144         52         --        463        362        184         55         --
    $  11.91   $  11.66   $  11.20   $  10.72   $     --   $  11.46   $  10.57   $  10.15   $   7.99   $     --
        2.2%       4.1%       4.5%       7.2%         --       8.4%       4.2%      27.0%     (20.1%)        --
        3.6%       4.4%       5.4%      16.2%         --         --       0.3%       0.3%       0.3%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                      MAINSTAY VP
                                                                    CASH MANAGEMENT
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $ 13,394   $ 15,071   $ 16,841   $ 25,473   $ 46,014
Units Outstanding...............................     9,325     10,726     12,004     18,149     32,996
Variable Accumulation Unit Value................  $   1.44   $   1.41   $   1.40   $   1.40   $   1.39
Total Return....................................      2.2%       0.1%         --       0.6%       3.0%
Investment Income Ratio.........................      2.8%       0.8%       0.7%       1.4%       3.7%

GROUP 2 POLICIES(b)
Net Assets......................................  $ 10,937   $ 11,507   $ 13,640   $ 13,871   $ 12,365
Units Outstanding...............................     9,578     10,323     12,279     12,508     11,244
Variable Accumulation Unit Value................  $   1.14   $   1.11   $   1.11   $   1.11   $   1.10
Total Return....................................      2.4%       0.3%       0.2%       0.8%       3.8%
Investment Income Ratio.........................      2.9%       0.8%       0.7%       1.3%       3.4%

GROUP 3 POLICIES
Net Assets......................................  $  3,214   $  2,255   $  1,680   $  3,050   $    523
Units Outstanding...............................     2,999      2,166      1,627      2,974        517
Variable Accumulation Unit Value................  $   1.07   $   1.04   $   1.03   $   1.03   $   1.01
Total Return....................................      3.0%       0.8%       0.7%       2.0%       1.0%
Investment Income Ratio.........................      2.9%       0.8%       0.7%       1.2%       2.1%

GROUP 4 POLICIES
Net Assets......................................  $  6,478   $  4,412   $  2,431   $  1,472   $     --
Units Outstanding...............................     6,170      4,317      2,399      1,462         --
Variable Accumulation Unit Value................  $   1.05   $   1.02   $   1.01   $   1.01   $     --
Total Return....................................      3.0%       0.8%       0.7%       1.0%         --
Investment Income Ratio.........................      3.0%       0.9%       0.6%       1.0%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                        MAINSTAY VP                                            MAINSTAY VP
                COMMON STOCK--INITIAL CLASS                             CONVERTIBLE--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 65,300   $ 65,117   $ 60,036   $ 46,902   $ 60,962   $ 10,737   $ 11,056   $  9,403   $  7,003   $  6,864
       2,264      2,413      2,450      2,402      2,348        548        597        535        484        434
    $  28.86   $  26.99   $  24.50   $  19.53   $  25.96   $  19.60   $  18.52   $  17.58   $  14.48   $  15.83
        6.9%      10.1%      25.5%     (24.8%)    (17.7%)      5.9%       5.4%      21.4%      (8.5%)     (2.9%)
        1.0%       1.4%       1.1%       0.9%       0.7%       1.5%       2.1%       2.5%       2.9%       4.1%

    $ 32,781   $ 30,884   $ 25,743   $ 17,351   $ 15,533   $ 17,963   $ 16,830   $ 14,680   $  9,942   $  7,252
       3,010      3,038      2,794      2,368      1,598      1,301      1,293      1,191        981        656
    $  10.89   $  10.16   $   9.21   $   7.33   $   9.72   $  13.81   $  13.02   $  12.33   $  10.14   $  11.06
        7.1%      10.3%      25.7%     (24.6%)    (17.5%)      6.1%       5.6%      21.6%      (8.3%)     (2.6%)
        1.0%       1.5%       1.2%       1.1%       1.0%       1.6%       2.1%       2.5%       3.3%       5.2%

    $    437   $    342   $    181   $    135   $    178   $    287   $    259   $    209   $     94   $     52
          40         33         20         18         18         22         21         18         10          5
    $  11.03   $  10.25   $   9.24   $   7.31   $   9.65   $  13.09   $  12.27   $  11.57   $   9.46   $  10.28
        7.7%      10.9%      26.4%     (24.2%)     (3.5%)      6.6%       6.1%      22.2%      (8.1%)      2.8%
        1.1%       1.8%       1.5%       0.9%       1.8%       1.7%       2.2%       2.8%       3.6%      11.9%

    $  4,474   $  3,337   $  1,665   $    429   $     --   $  5,298   $  3,837   $  1,791   $    336   $     --
         355        285        158         51         --        400        310        153         35         --
    $  12.62   $  11.72   $  10.57   $   8.36   $     --   $  13.21   $  12.39   $  11.67   $   9.55   $     --
        7.7%      10.9%      26.4%     (16.4%)        --       6.6%       6.1%      22.2%      (4.5%)        --
        1.1%       1.8%       1.5%       3.2%         --       1.8%       2.5%       3.5%      10.0%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                   MAINSTAY VP
                                                    FLOATING
                                                     RATE--                           MAINSTAY VP
                                                  INITIAL CLASS                GOVERNMENT--INITIAL CLASS
                                                  -------------   ---------------------------------------------------
                                                      2005          2005       2004       2003       2002      2001
                                                  -------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................     $ 24,081     $ 10,877   $ 11,676   $ 12,095   $ 13,456   $ 8,224
Units Outstanding...............................        2,370          607        662        704        792       528
Variable Accumulation Unit Value................     $  10.16     $  17.92   $  17.63   $  17.18   $  16.98   $ 15.57
Total Return....................................         1.6%         1.7%       2.6%       1.2%       9.1%      5.9%
Investment Income Ratio.........................         4.7%         3.1%       4.1%       4.3%       3.8%      5.5%

GROUP 2 POLICIES(b)
Net Assets......................................     $    594     $  6,082   $  5,839   $  5,949   $  5,589   $ 2,237
Units Outstanding...............................           57          439        431        451        429       188
Variable Accumulation Unit Value................     $  10.18     $  13.82   $  13.56   $  13.19   $  13.01   $ 11.91
Total Return....................................         1.8%         1.9%       2.8%       1.4%       9.3%      6.1%
Investment Income Ratio.........................         5.1%         3.3%       4.2%       4.3%       4.3%      8.7%

GROUP 3 POLICIES
Net Assets......................................     $     --     $    185   $    165   $    120   $     90   $    --
Units Outstanding...............................           --           16         14         11          8        --
Variable Accumulation Unit Value................     $     --     $  11.72   $  11.45   $  11.08   $  10.88   $    --
Total Return....................................           --         2.4%       3.3%       1.9%       8.8%        --
Investment Income Ratio.........................           --         3.3%       4.6%       4.5%       4.4%        --

GROUP 4 POLICIES
Net Assets......................................     $    340     $  2,952   $  2,413   $  1,656   $    631   $    --
Units Outstanding...............................           33          257        215        152         59        --
Variable Accumulation Unit Value................     $  10.21     $  11.50   $  11.24   $  10.87   $  10.67   $    --
Total Return....................................         2.1%         2.4%       3.3%       1.9%       6.7%        --
Investment Income Ratio.........................         4.5%         3.4%       4.8%       5.9%      10.4%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                        MAINSTAY VP
                         HIGH YIELD                                            MAINSTAY VP
               CORPORATE BOND--INITIAL CLASS                          INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 51,635   $ 53,870   $ 47,585   $ 30,983   $ 29,909   $  1,909   $  1,780   $  1,371   $    711   $    652
       2,057      2,203      2,179      1,921      1,879        188        183        157        104         76
    $  24.99   $  24.45   $  21.84   $  16.13   $  15.92   $  10.14   $   9.75   $   8.72   $   6.82   $   8.54
        2.2%      11.9%      35.4%       1.2%       4.2%       4.0%      11.9%      27.8%     (20.1%)     (9.1%)
        6.0%       7.6%       8.3%      10.7%      12.0%       1.2%       1.9%       1.9%       1.2%       1.0%

    $ 25,483   $ 24,317   $ 18,335   $  9,959   $  5,199   $  4,480   $  4,141   $  3,183   $  2,008   $  1,716
       1,589      1,554      1,314        969        514        423        407        351        284        194
    $  16.03   $  15.65   $  13.95   $  10.28   $  10.12   $  10.59   $  10.16   $   9.07   $   7.08   $   8.84
        2.4%      12.2%      35.7%       1.6%       4.3%       4.2%      12.1%      28.1%     (19.9%)     (9.0%)
        5.9%       7.6%       8.6%      12.7%      16.0%       1.2%       1.9%       1.6%       1.3%       1.2%

    $    558   $    544   $    411   $    271   $    234   $     92   $     91   $    350   $      9   $     --
          34         34         29         26         23          7          8         33          1         --
    $  16.25   $  15.78   $  14.00   $  10.27   $  10.06   $  12.41   $  11.86   $  10.52   $   8.18   $     --
        2.9%      12.7%      36.4%       2.1%       0.6%       4.7%      12.7%      28.7%     (18.2%)        --
        6.0%       6.5%       7.6%      11.3%     101.5%       1.1%       0.7%       1.8%       1.2%         --

    $ 14,260   $  8,986   $  3,601   $    851   $     --   $  1,557   $    899   $    323   $     68   $     --
         920        597        270         87         --        118         72         29          8         --
    $  15.50   $  15.06   $  13.36   $   9.79   $     --   $  13.14   $  12.55   $  11.14   $   8.66   $     --
        2.9%      12.7%      36.4%      (2.1%)        --       4.7%      12.7%      28.7%     (13.4%)        --
        7.0%       9.5%      11.0%      29.2%         --       1.4%       2.4%       2.2%       3.7%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                        MAINSTAY VP
                                           INTERNATIONAL EQUITY-- INITIAL CLASS
                                       ---------------------------------------------
                                        2005      2004      2003     2002     2001
                                       ---------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $19,433   $13,646   $8,605   $5,894   $ 5,424
Units Outstanding....................      962       725      533      471       412
Variable Accumulation Unit Value.....  $ 20.18   $ 18.82   $16.15   $12.51   $ 13.18
Total Return.........................     7.2%     16.5%    29.1%    (5.1%)   (14.6%)
Investment Income Ratio..............     1.9%      1.1%     2.0%     1.4%      1.3%

GROUP 2 POLICIES(b)
Net Assets...........................  $10,159   $ 6,258   $3,310   $1,670   $ 1,038
Units Outstanding....................      830       540      334      218       129
Variable Accumulation Unit Value.....  $ 12.44   $ 11.58   $ 9.92   $ 7.67   $  8.06
Total Return.........................     7.5%     16.8%    29.4%    (4.7%)   (14.4%)
Investment Income Ratio..............     2.0%      1.2%     2.3%     1.7%      1.5%

GROUP 3 POLICIES
Net Assets...........................  $    --   $    --   $   --   $   --   $    --
Units Outstanding....................       --        --       --       --        --
Variable Accumulation Unit Value.....  $    --   $    --   $   --   $   --   $    --
Total Return.........................       --        --       --       --        --
Investment Income Ratio..............       --        --       --       --        --

GROUP 4 POLICIES
Net Assets...........................  $ 5,891   $ 2,665   $  526   $   59   $    --
Units Outstanding....................      388       190       44        6        --
Variable Accumulation Unit Value.....  $ 15.16   $ 14.04   $11.96   $ 9.20   $    --
Total Return.........................     8.0%     17.3%    30.0%    (8.0%)       --
Investment Income Ratio..............     2.2%      1.6%     3.4%     5.6%        --


                                                         MAINSTAY VP
                                               LARGE CAP GROWTH--INITIAL CLASS
                                       -----------------------------------------------
                                        2005      2004      2003      2002      2001
                                       -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $ 3,170   $ 3,483   $ 3,207   $ 2,214   $ 2,750
Units Outstanding....................      454       517       461       405       359
Variable Accumulation Unit Value.....  $  6.99   $  6.74   $  6.95   $  5.47   $  7.67
Total Return.........................     3.6%     (3.0%)    27.2%    (28.7%)   (17.1%)
Investment Income Ratio..............       --      0.2%      0.2%      0.1%        --

GROUP 2 POLICIES(b)
Net Assets...........................  $12,396   $12,186   $12,283   $ 7,827   $ 7,326
Units Outstanding....................    1,305     1,332     1,305     1,060       709
Variable Accumulation Unit Value.....  $  9.50   $  9.15   $  9.41   $  7.39   $ 10.34
Total Return.........................     3.8%     (2.8%)    27.4%    (28.6%)   (16.9%)
Investment Income Ratio..............       --      0.2%      0.2%      0.1%        --

GROUP 3 POLICIES
Net Assets...........................  $   255   $   214   $   191   $    96   $    21
Units Outstanding....................       27        24        21        13         2
Variable Accumulation Unit Value.....  $  9.48   $  9.08   $  9.30   $  7.26   $ 10.11
Total Return.........................     4.3%     (2.3%)    28.1%    (28.2%)     1.1%
Investment Income Ratio..............       --      0.3%      0.2%      0.1%        --

GROUP 4 POLICIES
Net Assets...........................  $ 1,710   $ 1,257   $   655   $   159   $    --
Units Outstanding....................      158       122        62        19        --
Variable Accumulation Unit Value.....  $ 10.74   $ 10.29   $ 10.54   $  8.23   $    --
Total Return.........................     4.3%     (2.3%)    28.1%    (17.7%)       --
Investment Income Ratio..............       --      0.3%      0.2%      0.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                        MAINSTAY VP                                            MAINSTAY VP
                MID CAP CORE--INITIAL CLASS                           MID CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $  9,347   $ 11,787   $  7,136   $  4,625   $  4,832   $ 11,166   $ 11,789   $  7,461   $  3,688   $  4,730
         612        890        654        570        515        846      1,041        802        570        518
    $  15.24   $  13.25   $  10.91   $   8.11   $   9.38   $  13.17   $  11.33   $   9.30   $   6.47   $   9.12
       15.1%      21.4%      34.6%     (13.5%)     (6.2%)     16.3%      21.8%      43.8%     (29.1%)     (8.8%)
        0.5%       0.6%       0.5%       0.3%       0.3%         --         --         --         --         --

    $  7,371   $  3,914   $  1,640   $    653   $    160   $ 10,811   $  6,775   $  3,517   $  1,074   $    344
         476        292        149         80         17        785        574        363        160         36
    $  15.48   $  13.43   $  11.04   $   8.19   $   9.45   $  13.76   $  11.81   $   9.68   $   6.72   $   9.46
       15.3%      21.6%      34.8%     (13.4%)     (5.5%)     16.5%      22.0%      44.1%     (28.9%)     (5.4%)
        0.7%       0.7%       0.6%       0.4%       1.0%         --         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --                    --         --         --         --         --         --         --         --

    $  5,976   $  2,594   $    566   $     73   $     --   $  9,842   $  4,691   $  1,304   $    256   $     --
         363        183         49          9         --        631        353        120         34         --
    $  16.47   $  14.21   $  11.63   $   8.58   $     --   $  15.58   $  13.31   $  10.85   $   7.50   $     --
       15.9%      22.2%      35.5%     (14.2%)        --      17.1%      22.6%      44.8%     (25.0%)        --
        0.7%       0.8%       0.8%       1.1%         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                        MAINSTAY VP
                                               MID CAP VALUE--INITIAL CLASS
                                       ---------------------------------------------
                                        2005      2004      2003     2002      2001
                                       ---------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $13,143   $14,820   $9,718   $ 6,585   $5,620
Units Outstanding....................    1,001     1,185      907       787      570
Variable Accumulation Unit Value.....  $ 13.13   $ 12.51   $10.72   $  8.37   $ 9.86
Total Return.........................     5.0%     16.7%    28.1%    (15.1%)   (1.4%)
Investment Income Ratio..............     0.8%      1.0%     1.1%      1.1%     1.1%

GROUP 2 POLICIES(b)
Net Assets...........................  $12,092   $ 9,228   $5,632   $ 2,954   $  962
Units Outstanding....................      912       733      523       352       97
Variable Accumulation Unit Value.....  $ 13.24   $ 12.59   $10.76   $  8.39   $ 9.87
Total Return.........................     5.2%     17.0%    28.3%    (15.0%)   (1.3%)
Investment Income Ratio..............     0.9%      1.0%     1.2%      1.4%     3.0%

GROUP 3 POLICIES
Net Assets...........................  $    --   $    --   $   --   $    --   $   --
Units Outstanding....................       --        --       --        --       --
Variable Accumulation Unit Value.....  $    --   $    --   $   --   $    --   $   --
Total Return.........................       --        --       --        --       --
Investment Income Ratio..............       --        --       --        --       --

GROUP 4 POLICIES
Net Assets...........................  $ 8,702   $ 4,862   $1,814   $   458   $   --
Units Outstanding....................      646       381      167        54       --
Variable Accumulation Unit Value.....  $ 13.47   $ 12.75   $10.84   $  8.41   $   --
Total Return.........................     5.7%     17.5%    29.0%    (15.9%)      --
Investment Income Ratio..............     0.9%      1.2%     1.5%      3.4%       --


                                                           MAINSTAY VP
                                                  S&P 500 INDEX--INITIAL CLASS
                                       ---------------------------------------------------
                                         2005       2004       2003      2002       2001
                                       ---------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $145,879   $146,432   $133,315   $99,916   $121,766
Units Outstanding....................     4,688      4,895      4,890     4,665      4,392
Variable Accumulation Unit Value.....  $  31.13   $  29.91   $  27.26   $ 21.42   $  27.73
Total Return.........................      4.1%       9.7%      27.3%    (22.8%)    (12.7%)
Investment Income Ratio..............      1.2%       1.6%       1.4%      1.3%       1.1%

GROUP 2 POLICIES(b)
Net Assets...........................  $ 74,782   $ 69,081   $ 56,757   $35,382   $ 29,324
Units Outstanding....................     7,305      7,035      6,355     5,053      3,241
Variable Accumulation Unit Value.....  $  10.24   $   9.82   $   8.93   $  7.00   $   9.05
Total Return.........................      4.3%       9.9%      27.6%    (22.6%)    (12.6%)
Investment Income Ratio..............      1.2%       1.7%       1.5%      1.5%       1.4%

GROUP 3 POLICIES
Net Assets...........................  $    623   $    817   $    410   $     9   $     --
Units Outstanding....................        53         74         41         1         --
Variable Accumulation Unit Value.....  $  11.64   $  11.11   $  10.06   $  7.85   $     --
Total Return.........................      4.8%      10.5%      28.2%    (21.5%)        --
Investment Income Ratio..............      1.1%       1.6%       3.1%      3.1%         --

GROUP 4 POLICIES
Net Assets...........................  $ 27,317   $ 18,720   $  6,886   $ 1,890   $     --
Units Outstanding....................     2,155      1,547        629       221         --
Variable Accumulation Unit Value.....  $  12.68   $  12.10   $  10.95   $  8.54   $     --
Total Return.........................      4.8%      10.5%      28.2%    (14.6%)        --
Investment Income Ratio..............      1.4%       2.2%       2.0%      4.4%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                        MAINSTAY VP                                            MAINSTAY VP
              SMALL CAP GROWTH--INITIAL CLASS                          TOTAL RETURN--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $  5,817   $ 10,272   $  8,132   $  4,477   $  5,104   $ 43,324   $ 44,038   $ 42,609   $ 36,510   $ 43,693
         529        967        831        644        536      1,981      2,129      2,175      2,215      2,197
    $  10.98   $  10.63   $   9.78   $   6.95   $   9.51   $  21.88   $  20.69   $  19.59   $  16.48   $  19.89
        3.3%       8.6%      40.7%     (26.9%)     (4.9%)      5.8%       5.6%      18.8%     (17.0%)    (11.3%)
          --         --         --         --         --       1.5%       1.7%       1.9%       2.5%       2.6%

    $  7,581   $  6,396   $  4,170   $  1,442   $    385   $ 14,630   $ 13,594   $ 11,610   $  8,019   $  6,514
         668        585        415        202         40      1,365      1,343      1,214        998        673
    $  11.32   $  10.93   $  10.04   $   7.12   $   9.73   $  10.73   $  10.12   $   9.57   $   8.03   $   9.68
        3.5%       8.9%      41.0%     (26.8%)     (2.7%)      6.0%       5.8%      19.1%     (16.9%)    (11.1%)
          --         --         --         --         --       1.6%       1.8%       2.1%       2.9%       4.0%

    $     --   $     --   $     --   $     --   $     --   $    108   $    101   $      3   $      1   $     --
          --         --         --         --         --          9          9         --         --         --
    $     --   $     --   $     --   $     --   $     --   $  11.59   $  10.88   $  10.23   $   8.55   $     --
          --         --         --         --         --       6.5%       6.4%      19.7%     (14.5%)        --
          --         --         --         --         --       1.6%       1.7%       2.2%       1.0%         --

    $  6,400   $  3,819   $  1,337   $    209   $     --   $  2,669   $  1,898   $    914   $    362   $     --
         486        301        115         26         --        218        165         84         40         --
    $  13.18   $  12.67   $  11.58   $   8.17   $     --   $  12.28   $  11.53   $  10.84   $   9.06   $     --
        4.1%       9.4%      41.7%     (18.3%)        --       6.5%       6.4%      19.7%      (9.4%)        --
          --         --         --         --         --       1.8%       2.2%       2.5%      13.3%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                      MAINSTAY VP
                                                                  VALUE--INITIAL CLASS
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $ 45,082   $ 44,899   $ 40,618   $ 31,545   $ 37,813
Units Outstanding...............................     1,955      2,054      2,053      2,017      1,895
Variable Accumulation Unit Value................  $  23.06   $  21.86   $  19.78   $  15.64   $  19.95
Total Return....................................      5.5%      10.5%      26.5%     (21.6%)     (0.3%)
Investment Income Ratio.........................      1.2%       1.2%       1.6%       1.4%       1.5%

GROUP 2 POLICIES(b)
Net Assets......................................  $ 19,019   $ 17,691   $ 14,265   $  8,835   $  5,849
Units Outstanding...............................     1,376      1,353      1,208        948        493
Variable Accumulation Unit Value................  $  13.82   $  13.08   $  11.81   $   9.32   $  11.86
Total Return....................................      5.7%      10.7%      26.7%     (21.4%)     (0.1%)
Investment Income Ratio.........................      1.2%       1.2%       1.7%       1.8%       2.7%

GROUP 3 POLICIES
Net Assets......................................  $  1,123   $  1,036   $    736   $    274   $    296
Units Outstanding...............................        94         92         73         35         29
Variable Accumulation Unit Value................  $  11.95   $  11.25   $  10.11   $   7.94   $  10.05
Total Return....................................      6.2%      11.3%      27.4%     (21.0%)      0.5%
Investment Income Ratio.........................      1.3%       1.6%       1.8%       1.4%       8.1%

GROUP 4 POLICIES
Net Assets......................................  $  5,490   $  3,975   $  2,025   $    708   $     --
Units Outstanding...............................       450        346        196         87         --
Variable Accumulation Unit Value................  $  12.19   $  11.48   $  10.31   $   8.10   $     --
Total Return....................................      6.2%      11.3%      27.4%     (19.0%)        --
Investment Income Ratio.........................      1.4%       1.4%       2.1%       4.4%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                                                                                                         AMERICAN CENTURY
                 ALGER AMERICAN                                    ALGER AMERICAN                          VP INFLATION
        LEVERAGED ALL CAP--CLASS O SHARES               SMALL CAPITALIZATION--CLASS O SHARES           PROTECTION-- CLASS II
    -----------------------------------------   ----------------------------------------------------   ---------------------
      2005       2004       2003       2002       2005       2004       2003       2002       2001       2005        2004
    ------------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $ 19,086   $ 16,480   $ 14,286   $  8,883   $ 10,628   $     --    $     --
          --         --         --         --      1,552      1,556      1,562      1,373      1,203         --          --
    $     --   $     --   $     --   $     --   $  12.29   $  10.59   $   9.15   $   6.47   $   8.83   $     --    $     --
          --         --         --         --      16.1%      15.8%      41.4%     (26.7%)    (30.0%)        --          --
          --         --         --         --         --         --         --         --         --         --          --

    $     --   $     --   $     --   $     --   $ 15,527   $ 12,816   $ 10,177   $  6,027   $  5,640   $     --    $     --
          --         --         --         --      1,668      1,601      1,475      1,237        850         --          --
    $     --   $     --   $     --   $     --   $   9.31   $   8.00   $   6.90   $   4.87   $   6.64   $     --    $     --
          --         --         --         --      16.3%      16.0%      41.6%     (26.6%)    (29.8%)        --          --
          --         --         --         --         --         --         --         --         --         --          --

    $     76   $     64   $     38   $      6   $  1,522   $  1,311   $    894   $     51   $     28   $      6    $      1
           5          5          3          1        103        104         83          7          3         --          --
    $  14.76   $  12.90   $  11.92   $   8.85   $  14.75   $  12.62   $  10.82   $   7.60   $  10.31   $  10.55    $  10.39
       14.4%       8.2%      34.7%     (11.5%)     16.9%      16.6%      42.3%     (26.2%)      3.1%       1.6%        3.9%
          --         --         --         --         --         --         --         --         --       5.4%        4.6%

    $     --   $     --   $     --   $     --   $  3,021   $  1,704   $    430   $     66   $     --   $     --    $     --
          --         --         --         --        188        124         37          8         --         --          --
    $     --   $     --   $     --   $     --   $  16.04   $  13.72   $  11.77   $   8.27   $     --   $     --    $     --
          --         --         --         --      16.9%      16.6%      42.3%     (17.3%)        --         --          --
          --         --         --         --         --         --         --         --         --         --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                             AMERICAN CENTURY VP
                                                           INTERNATIONAL--CLASS II
                                                  -----------------------------------------
                                                    2005       2004       2003       2002
                                                  -----------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --

GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --

GROUP 3 POLICIES
Net Assets......................................  $    119   $     53   $    208   $     --
Units Outstanding...............................         8          4         17         --
Variable Accumulation Unit Value................  $  15.55   $  13.74   $  11.98   $   9.63
Total Return....................................     13.1%      14.8%      24.4%      (3.7%)
Investment Income Ratio.........................      0.7%       3.0%         --         --

GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





               AMERICAN CENTURY VP                                    CALVERT
                 VALUE--CLASS II                                  SOCIAL BALANCED
    -----------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2005       2004       2003       2002       2001
    ------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $  1,642   $  1,518   $  1,377   $  1,178   $  1,275
          --         --         --         --        104        101         98         99         94
    $     --   $     --   $     --   $     --   $  15.84   $  15.09   $  14.04   $  11.85   $  13.58
          --         --         --         --       4.9%       7.5%      18.5%     (12.7%)     (7.6%)
          --         --         --         --       1.9%       1.7%       1.9%       2.9%       3.9%

    $     --   $     --   $     --   $     --   $  2,069   $  1,962   $  1,712   $  1,379   $    914
          --         --         --         --        184        183        172        165         95
    $     --   $     --   $     --   $     --   $  11.25   $  10.70   $   9.93   $   8.36   $   9.57
          --         --         --         --       5.1%       7.7%      18.7%     (12.6%)     (7.4%)
          --         --         --         --       1.8%       1.8%       2.0%       3.4%       5.8%

    $    290   $    973   $    189   $     --   $     --   $     --   $     --   $     --   $     --
          19         67         15         --         --         --         --         --         --
    $  15.18   $  14.48   $  12.68   $   9.84   $     --   $     --   $     --   $     --   $     --
        4.9%      14.2%      28.8%      (1.6%)        --         --         --         --         --
        1.6%       0.4%         --         --         --         --         --         --         --

    $     --   $     --   $     --   $     --   $    755   $    451   $    185   $     59   $     --
          --         --         --         --         59         37         17          6         --
    $     --   $     --   $     --   $     --   $  12.71   $  12.03   $  11.11   $   9.31   $     --
          --         --         --         --       5.7%       8.3%      19.3%      (6.9%)        --
          --         --         --         --       2.2%       2.4%       2.6%      16.8%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                                       DREYFUS IP
                                                                  TECHNOLOGY GROWTH--
                                                                     INITIAL SHARES
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $  2,819   $  3,086   $  1,633   $    320   $    279
Units Outstanding...............................       311        351        185         54         29
Variable Accumulation Unit Value................  $   9.06   $   8.79   $   8.81   $   5.88   $   9.77
Total Return....................................      3.1%      (0.2%)     49.9%     (39.8%)     (2.3%)
Investment Income Ratio.........................        --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets......................................  $  2,785   $  2,429   $  1,884   $    550   $    191
Units Outstanding...............................       296        266        206         91         19
Variable Accumulation Unit Value................  $   9.43   $   9.13   $   9.13   $   6.08   $  10.08
Total Return....................................      3.3%       0.0%      50.2%     (39.7%)      0.8%
Investment Income Ratio.........................        --         --         --         --         --

GROUP 3 POLICIES
Net Assets......................................  $     63   $     75   $     53   $     24   $      5
Units Outstanding...............................         5          6          5          3         --
Variable Accumulation Unit Value................  $  12.00   $  11.56   $  11.51   $   7.63   $  12.59
Total Return....................................      3.8%       0.5%      51.0%     (39.4%)     25.9%
Investment Income Ratio.........................        --         --         --         --         --

GROUP 4 POLICIES
Net Assets......................................  $  2,514   $  1,641   $    637   $     68   $     --
Units Outstanding...............................       208        141         55          9         --
Variable Accumulation Unit Value................  $  12.08   $  11.64   $  11.59   $   7.68   $     --
Total Return....................................      3.8%       0.5%      51.0%     (23.2%)        --
Investment Income Ratio.........................        --         --         --         --         --


                                                           DREYFUS VIF
                                                       DEVELOPING LEADERS--
                                                          INITIAL SHARES
                                                  ------------------------------
                                                    2005       2004       2003
                                                  ------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --

GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --

GROUP 3 POLICIES
Net Assets......................................  $    326   $    279   $    135
Units Outstanding...............................        22         20         11
Variable Accumulation Unit Value................  $  15.02   $  14.20   $  12.75
Total Return....................................      5.8%      11.3%      27.5%
Investment Income Ratio.........................        --       0.2%         --

GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                      FIDELITY(R) VIP                                        FIDELITY(R) VIP
                CONTRAFUND(R)--INITIAL CLASS                           EQUITY-INCOME--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 87,169   $ 71,268   $ 59,024   $ 43,637   $ 44,376   $ 28,755   $ 27,122   $ 22,122   $ 16,081   $ 17,855
       3,455      3,282      3,117      2,940      2,691      1,472      1,461      1,320      1,241      1,137
    $  25.21   $  21.71   $  18.94   $  14.84   $  16.49   $  19.52   $  18.57   $  16.76   $  12.95   $  15.71
       16.1%      14.7%      27.6%     (10.0%)    (12.8%)      5.1%      10.8%      29.4%     (17.7%)     (5.6%)
        0.3%       0.3%       0.4%       0.8%       0.8%       1.6%       1.4%       1.7%       1.7%       1.5%

    $ 53,530   $ 40,911   $ 30,734   $ 19,700   $ 15,235   $ 17,890   $ 16,306   $ 12,853   $  7,626   $  5,786
       3,613      3,214      2,774      2,273      1,586      1,323      1,270      1,111        855        536
    $  14.81   $  12.73   $  11.08   $   8.67   $   9.61   $  13.52   $  12.84   $  11.57   $   8.92   $  10.79
       16.4%      14.9%      27.8%      (9.8%)    (12.6%)      5.3%      11.0%      29.7%     (17.3%)     (5.4%)
        0.3%       0.3%       0.4%       0.7%       0.5%       1.6%       1.4%       1.6%       1.4%       1.1%

    $  3,083   $  1,376   $    641   $    177   $    168   $    564   $    401   $    732   $     47   $      1
         199        104         56         20         17         43         32         66          6         --
    $  15.50   $  13.26   $  11.48   $   8.94   $   9.86   $  13.19   $  12.46   $  11.17   $   8.57   $  10.32
       16.9%      15.5%      28.5%      (9.3%)     (1.4%)      5.9%      11.5%      30.3%     (17.1%)      3.2%
        0.2%       0.3%       0.4%       0.8%         --       1.4%       2.8%       0.3%       0.5%         --

    $ 14,699   $  6,747   $  2,500   $    523   $     --   $  7,732   $  4,697   $  1,449   $    334   $     --
         946        509        218         59         --        589        380        131         39         --
    $  15.49   $  13.25   $  11.47   $   8.93   $     --   $  13.09   $  12.36   $  11.09   $   8.51   $     --
       16.9%      15.5%      28.5%     (10.7%)        --       5.9%      11.5%      30.3%     (14.9%)        --
        0.2%       0.2%       0.2%         --         --       1.3%       0.9%       0.9%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                    FIDELITY(R) VIP
                                                                 GROWTH--INITIAL CLASS
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

GROUP 3 POLICIES
Net Assets......................................  $    344   $    316   $    258   $    101   $    150
Units Outstanding...............................        35         34         28         15         15
Variable Accumulation Unit Value................  $   9.90   $   9.36   $   9.05   $   6.82   $   9.75
Total Return....................................      5.8%       3.4%      32.8%     (30.1%)     (2.5%)
Investment Income Ratio.........................      0.5%       0.2%       0.2%       0.3%         --

GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                                                           FIDELITY(R) VIP
                  FIDELITY(R) VIP                         INVESTMENT GRADE                         FIDELITY(R) VIP
             INDEX 500--INITIAL CLASS                    BOND--INITIAL CLASS                    MID CAP--INITIAL CLASS
    -------------------------------------------   ---------------------------------   ------------------------------------------
     2005     2004     2003     2002      2001     2005     2004     2003     2002     2005     2004     2003     2002     2001
    ----------------------------------------------------------------------------------------------------------------------------
    $   --   $   --   $   --   $    --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --
    $   --   $   --   $   --   $    --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --

    $   --   $   --   $   --   $    --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --
    $   --   $   --   $   --   $    --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --

    $1,486   $  906   $  613   $    87   $  102   $  202   $   28   $   89   $   51   $2,972   $1,800   $  632   $  393   $  344
       132       84       63        11       10       18        3        8        5      156      112       49       42       33
    $11.30   $10.78   $ 9.74   $  7.59   $ 9.76   $11.42   $11.18   $10.70   $10.17   $19.05   $16.10   $12.89   $ 9.30   $10.31
      4.8%    10.6%    28.4%    (22.2%)   (2.4%)    2.2%     4.5%     5.2%     1.7%    18.3%    24.9%    38.6%    (9.8%)    3.1%
      1.3%     1.7%     0.7%      1.3%       --     0.7%    10.1%     4.1%       --       --       --     0.4%     0.8%       --

    $   --   $   --   $   --   $    --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --
    $   --   $   --   $   --   $    --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --
        --       --       --        --       --       --       --       --       --       --       --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                               FIDELITY(R) VIP
                                                           OVERSEAS--INITIAL CLASS
                                                  -----------------------------------------
                                                    2005       2004       2003       2002
                                                  -----------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --

GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --

GROUP 3 POLICIES
Net Assets......................................  $  1,360   $    525   $    509   $      1
Units Outstanding...............................        89         41         45         --
Variable Accumulation Unit Value................  $  15.28   $  12.83   $  11.29   $   7.88
Total Return....................................     19.0%      13.6%      43.4%     (21.2%)
Investment Income Ratio.........................      0.4%       0.9%       0.1%         --

GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                     JANUS ASPEN SERIES                                     JANUS ASPEN SERIES
               BALANCED--INSTITUTIONAL SHARES                      MID CAP GROWTH--INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 43,947   $ 43,708   $ 43,234   $ 36,821   $ 35,709   $     --   $     --   $     --   $     --   $     --
       1,906      2,031      2,165      2,089      1,882         --         --         --         --         --
    $  23.07   $  21.52   $  19.97   $  17.63   $  18.98   $     --   $     --   $     --   $     --   $     --
        7.2%       7.8%      13.3%      (7.1%)     (5.3%)        --         --         --         --         --
        2.3%       2.3%       2.3%       2.5%       2.7%         --         --         --         --         --

    $ 58,315   $ 54,629   $ 47,916   $ 36,285   $ 26,919   $     --   $     --   $     --   $     --   $     --
       4,460      4,488      4,251      3,653      2,523         --         --         --         --         --
    $  13.08   $  12.17   $  11.27   $   9.93   $  10.67   $     --   $     --   $     --   $     --   $     --
        7.4%       8.0%      13.5%      (6.9%)     (5.2%)        --         --         --         --         --
        2.3%       2.3%       2.3%       2.7%       3.1%         --         --         --         --         --

    $    394   $    335   $    246   $    110   $     86   $    132   $    114   $     27   $      2   $      1
          31         29         23         12          9          9          9          3         --         --
    $  12.56   $  11.63   $  10.72   $   9.40   $  10.04   $  14.12   $  12.57   $  10.41   $   7.70   $  10.69
        7.9%       8.5%      14.0%      (6.3%)      0.4%      12.3%      20.7%      35.1%     (27.9%)      6.9%
        2.3%       2.3%       2.5%       2.4%       4.2%         --         --         --         --         --

    $  9,348   $  6,487   $  3,422   $  1,084   $     --   $     --   $     --   $     --   $     --   $     --
         738        553        317        114         --         --         --         --         --         --
    $  12.65   $  11.72   $  10.80   $   9.47   $     --   $     --   $     --   $     --   $     --   $     --
        7.9%       8.5%      14.0%      (5.3%)        --         --         --         --         --         --
        2.4%       2.7%       2.6%       4.4%         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                   JANUS ASPEN SERIES
                                                        WORLDWIDE GROWTH --INSTITUTIONAL SHARES
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $ 50,767   $ 52,683   $ 51,897   $ 41,366   $ 52,870
Units Outstanding...............................     3,028      3,304      3,386      3,323      3,142
Variable Accumulation Unit Value................  $  16.76   $  15.95   $  15.33   $  12.45   $  16.82
Total Return....................................      5.1%       4.0%      23.1%     (25.9%)    (23.0%)
Investment Income Ratio.........................      1.4%       1.0%       1.1%       0.9%       0.5%

GROUP 2 POLICIES(b)
Net Assets......................................  $ 47,111   $ 45,284   $ 40,827   $ 27,454   $ 25,080
Units Outstanding...............................     5,136      5,200      4,887      4,055      2,746
Variable Accumulation Unit Value................  $   9.17   $   8.71   $   8.35   $   6.77   $   9.13
Total Return....................................      5.3%       4.3%      23.4%     (25.7%)    (22.9%)
Investment Income Ratio.........................      1.4%       1.0%       1.1%       1.0%       0.6%

GROUP 3 POLICIES
Net Assets......................................  $    258   $    241   $    185   $    136   $    104
Units Outstanding...............................        25         24         20         18         10
Variable Accumulation Unit Value................  $  10.50   $   9.91   $   9.46   $   7.63   $  10.24
Total Return....................................      5.9%       4.8%      24.0%     (25.4%)      2.4%
Investment Income Ratio.........................      1.4%       1.0%       1.0%       1.1%       1.0%

GROUP 4 POLICIES
Net Assets......................................  $  4,256   $  2,999   $  1,530   $    418   $     --
Units Outstanding...............................       378        282        151         51         --
Variable Accumulation Unit Value................  $  11.26   $  10.63   $  10.15   $   8.19   $     --
Total Return....................................      5.9%       4.8%      24.0%     (18.1%)        --
Investment Income Ratio.........................      1.5%       1.2%       1.1%       1.8%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                                                                       MFS(R)                     MFS(R)
                           MFS(R)                                  NEW DISCOVERY             RESEARCH SERIES--
           INVESTORS TRUST SERIES--INITIAL CLASS               SERIES--INITIAL CLASS           INITIAL CLASS
    ----------------------------------------------------   ------------------------------   -------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2005       2004
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

    $     60   $     58   $     54   $     46   $     61   $     69   $     62   $     22   $     --   $     --
           5          5          6          6          6          6          6          2         --         --
    $  11.50   $  10.72   $   9.63   $   7.88   $   9.97   $  11.81   $  11.22   $  10.54   $  11.93   $  11.70
        7.3%      11.4%      22.1%     (21.0%)     (0.3%)      5.2%       6.5%       5.4%       2.0%      17.0%
        0.5%       0.6%       0.7%       0.5%         --         --         --         --       0.6%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                              MFS(R)
                                                        UTILITIES SERIES--
                                                          INITIAL CLASS
                                                  ------------------------------
                                                    2005       2004       2003
                                                  ------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --

GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --

GROUP 3 POLICIES
Net Assets......................................  $     54   $     19   $      5
Units Outstanding...............................         3          1         --
Variable Accumulation Unit Value................  $  19.58   $  16.76   $  12.87
Total Return....................................     16.8%      30.2%      28.7%
Investment Income Ratio.........................      0.3%       0.8%       2.2%

GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --


                                                                  NEUBERGER BERMAN AMT
                                                                MID-CAP GROWTH--CLASS I
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

GROUP 3 POLICIES
Net Assets......................................  $     71   $     83   $     39   $     10   $      4
Units Outstanding...............................         5          7          4          1         --
Variable Accumulation Unit Value................  $  13.79   $  12.12   $  10.42   $   8.14   $  11.52
Total Return....................................     13.7%      16.3%      28.1%     (29.3%)     15.2%
Investment Income Ratio.........................        --         --         --         --         --

GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





        PIMCO            PIMCO
     REAL RETURN-    TOTAL RETURN-      ROYCE       ROYCE
    ADMINISTRATIVE   ADMINISTRATIVE   MICRO-CAP   SMALL-CAP                      T. ROWE PRICE
     CLASS SHARES     CLASS SHARES    PORTFOLIO   PORTFOLIO                 EQUITY INCOME PORTFOLIO
    --------------   --------------   ---------   ---------   ----------------------------------------------------
         2005             2005          2005        2005        2005       2004       2003       2002       2001
    --------------------------------------------------------------------------------------------------------------
       $     --         $     --      $     99    $    118    $ 16,049   $ 10,984   $  6,156   $  3,525   $  2,013
             --               --            10          12       1,142        807        516        368        182
       $     --         $     --      $  10.24    $  10.16    $  14.04   $  13.61   $  11.92   $   9.57   $  11.09
             --               --          2.4%        1.6%        3.2%      14.1%      24.6%     (13.7%)      0.7%
             --               --          2.6%          --        1.7%       1.7%       1.8%       1.8%       1.8%

       $     --         $     --      $     91    $     69    $ 21,744   $ 17,806   $ 12,402   $  6,921   $  3,893
             --               --             9           7       1,524      1,292      1,029        717        349
       $     --         $     --      $  10.20    $  10.06    $  14.25   $  13.78   $  12.05   $   9.65   $  11.16
             --               --          2.0%        0.6%        3.4%      14.3%      24.9%     (13.5%)      0.9%
             --               --          4.3%          --        1.6%       1.6%       1.8%       1.8%       1.7%

       $      2         $      5      $     --    $     --    $    772   $    626   $    662   $    276   $    207
             --               --            --          --          60         50         61         32         21
       $   9.89         $   9.92      $     --    $     --    $  12.96   $  12.47   $  10.85   $   8.65   $   9.96
          (1.1%)           (0.8%)           --          --        3.9%      14.9%      25.5%     (13.3%)     (0.4%)
           3.4%             4.0%            --          --        1.6%       1.6%       1.8%       1.8%       3.3%

       $     --         $     --      $    115    $    148    $  9,931   $  5,421   $  1,764   $    298   $     --
             --               --            11          15         762        432        162         34         --
       $     --         $     --      $  10.20    $  10.18    $  13.04   $  12.55   $  10.92   $   8.70   $     --
             --               --          2.0%        1.8%        3.9%      14.9%      25.5%     (13.0%)        --
             --               --          1.1%          --        1.7%       1.8%       1.9%       2.7%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                T. ROWE PRICE                  VAN ECK WORLDWIDE
                                                         LIMITED-TERM BOND PORTFOLIO            ABSOLUTE RETURN
                                                  -----------------------------------------   -------------------
                                                    2005       2004       2003       2002       2005       2004
                                                  ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --         --

GROUP 3 POLICIES
Net Assets......................................  $    154   $    162   $    269   $     86   $     --   $     --
Units Outstanding...............................        14         15         26          8         --         --
Variable Accumulation Unit Value................  $  10.83   $  10.64   $  10.52   $  10.09   $     --   $   9.87
Total Return....................................      1.7%       1.1%       4.3%       0.9%         --      (1.3%)
Investment Income Ratio.........................      3.6%       3.4%       3.5%       4.3%         --         --

GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------




                                        VAN KAMPEN UIF
         VAN ECK WORLDWIDE             EMERGING MARKETS                         VAN KAMPEN UIF
            HARD ASSETS                  DEBT--CLASS I                 EMERGING MARKETS EQUITY--CLASS I
    ---------------------------   ---------------------------   -----------------------------------------------
     2005      2004      2003      2005      2004      2003      2005      2004      2003      2002      2001
    -----------------------------------------------------------------------------------------------------------
    $   454   $    --   $    --   $    --   $    --   $    --   $18,450   $12,536   $ 9,762   $ 5,859   $ 6,070
         39        --        --        --        --        --     1,031       932       888       792       742
    $ 11.35   $    --   $    --   $    --   $    --   $    --   $ 17.87   $ 13.45   $ 11.00   $  7.40   $  8.18
      13.5%        --        --        --        --        --     32.9%     22.3%     48.6%     (9.5%)    (7.2%)
         --        --        --        --        --        --      0.4%      0.7%        --        --        --
    $   158   $    --   $    --   $    --   $    --   $    --   $13,512   $ 8,674   $ 6,724   $ 3,494   $ 2,877
         14        --        --        --        --        --       722       627       595       461       344
    $ 10.95   $    --   $    --   $    --   $    --   $    --   $ 18.42   $ 13.83   $ 11.29   $  7.58   $  8.36
       9.5%        --        --        --        --        --     33.2%     22.5%     48.9%     (9.4%)    (7.0%)
         --        --        --        --        --        --      0.4%      0.7%        --        --        --
    $   536   $    30   $     4   $    32   $    24   $    20   $   107   $    75   $     2   $     1   $    --
         25         2        --         2         2         2         5         5        --        --        --
    $ 21.39   $ 14.11   $ 11.38   $ 13.52   $ 12.05   $ 10.94   $ 19.92   $ 14.88   $ 12.09   $  8.07   $    --
      51.7%     24.0%     13.8%     12.3%     10.1%      9.4%     33.9%     23.1%     49.7%    (19.3%)       --
         --      1.8%        --      7.6%      6.8%        --      0.4%      0.4%        --        --        --
    $   135   $    --   $    --   $    --   $    --   $    --   $ 4,671   $ 1,257   $   371   $    74   $    --
         12        --        --        --        --        --       228        82        30         9        --
    $ 11.35   $    --   $    --   $    --   $    --   $    --   $ 20.47   $ 15.29   $ 12.42   $  8.30   $    --
      13.5%        --        --        --        --        --     33.8%     23.1%     49.7%    (17.0%)       --
         --        --        --        --        --        --      0.3%      0.6%        --        --        --


           VAN KAMPEN UIF
      U.S. REAL ESTATE--CLASS I
     ---------------------------
      2005      2004      2003
     ---------------------------
     $    --   $    --   $    --
          --        --        --
     $    --   $    --   $    --
          --        --        --
          --        --        --
     $    --   $    --   $    --
          --        --        --
     $    --   $    --   $    --
          --        --        --
          --        --        --
     $    48   $    17   $     4
           2         1        --
     $ 19.16   $ 16.37   $ 12.00
       17.1%     36.4%     20.0%
        0.9%      1.3%        --
     $    --   $    --   $    --
          --        --        --
     $    --   $    --   $    --
          --        --        --
          --        --        --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Balanced--Initial Class, MainStay VP Basic Value--Initial Class (formerly known as MainStay VP Dreyfus Large Company Value--Initial Class), MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Floating Rate--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP Income & Growth--Initial Class (formerly known as MainStay VP American Century Income & Growth--Initial Class), MainStay VP International Equity--Initial Class, MainStay VP Large Cap Growth--Initial Class (formerly known as MainStay VP Growth--Initial Class and MainStay VP Eagle Asset Management Growth Equity--Initial Class), MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, Alger American Leveraged All Cap--Class O Shares, Alger American Small Capitalization--Class O Shares, American Century VP Inflation Protection--Class II, American Century VP International--Class II, American Century VP Value--Class II, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Dreyfus VIF Developing Leaders--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Fidelity(R) VIP Growth--Initial Class, Fidelity(R) VIP Index 500--Initial Class, Fidelity(R) VIP Investment Grade Bond--Initial Class, Fidelity(R) VIP Mid Cap--Initial Class, Fidelity(R) VIP Overseas--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Mid Cap Growth--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) New Discovery Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I, PIMCO Real Return--Administrative Class Shares, PIMCO Total Return--Administrative Class Shares, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited--Term Bond Portfolio, Van Eck Worldwide Absolute Return, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Debt--Class I, Van Kampen UIF Emerging Markets Equity--Class I, and Van Kampen UIF U.S. Real Estate--Class I Investment Divisions (constituting the NYLIAC Variable Universal Life Separate Account-I) as of December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006